Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. CME
Term SOFR at 0.72% Floor + 0.83%),
6.16%, 12/25/33 ................ USD 110 $ 104,430
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
5.70%, 05/25/37 ................ 84 14,014
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.34%), 6.66%, 10/21/28
(a) (b)
......... 138 138,179
Allegro CLO VII Ltd., Series 2018-1A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.68%, 06/13/31
(a) (b)
.......... 220 220,041
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
...... 165 162,214
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class A, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.63%, 01/28/31
(a) (b)
166 165,994
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo. CME
Term SOFR + 1.51%), 6.83%, 10/13/30 . 125 125,041
Series 2018-1RA, Class A1, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
6.57%, 04/13/31 ................ 254 253,323
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.66%, 04/15/31
(a) (b)
.......... 2,316 2,317,648
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 1.01% Floor +
1.27%), 6.59%, 04/20/31
(a) (b)
.......... 450 450,370
Apidos CLO XXIV, Series 2016-24A, Class
A1AL, (3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.53%, 10/20/30
(a) (b)
..... 349 349,141
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.75%, 10/15/30
(a) (b)
..... 192 192,012
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.24%
Floor + 0.59%), 5.92%, 05/25/35
(a)
...... 31 24,512
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.29%,
12/10/25
(a)
...................... 300 46,275
Barings CLO Ltd., Series 2015-2A, Class AR,
(3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 6.77%, 10/20/30
(a) (b)
.......... 189 189,569
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (1-mo. CME Term
SOFR at 0.50% Floor + 1.11%), 6.44%,
05/28/39 ..................... 62 49,241
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.44%,
02/28/40 ..................... 79 72,108
Series 2005-E, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.44%,
12/28/40 ..................... 19 19,007
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 . 40 4,175
Series 2000-A, Class A3, 7.83%, 06/15/30 . 37 4,008
Series 2000-A, Class A4, 8.29%, 06/15/30 . 27 3,070
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.78%, 05/25/35 ................ 3 3,300
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.58%, 03/25/37 ................ USD 14 $ 12,664
Series 2007-HE3, Class 1A4, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
5.79%, 04/25/37 ................ 195 201,867
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.67%,
04/20/31
(a) (b)
..................... 331 331,330
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.76%, 10/22/30
(a) (b)
..... 286 286,327
Carbone CLO Ltd., Series 2017-1A, Class A1,
(3-mo. CME Term SOFR at 1.14% Floor +
1.40%), 6.72%, 01/20/31
(a) (b)
.......... 587 586,943
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2013-4A, Class A1RR, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.58%, 01/15/31 ................ 194 193,620
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.55%, 04/17/31 ................ 631 630,586
Series 2014-3RA, Class A1A, (3-mo. CME
Term SOFR + 1.31%), 6.63%, 07/27/31 . 641 640,833
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
5.60%, 10/25/36
(a)
................. 24 23,390
CBAM Ltd., Series 2017-1A, Class A1, (3-
mo. CME Term SOFR + 1.51%), 6.83%,
07/20/30
(a) (b)
..................... 156 156,396
C-BASS Trust, Series 2006-CB7, Class A4,
(1-mo. CME Term SOFR at 0.32% Floor +
0.43%), 5.76%, 10/25/36
(a)
........... 35 22,542
CIFC Funding Ltd.
(a)(b)
Series 2013-3RA, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.56%, 04/24/31 ................ 374 374,592
Series 2014-2RA, Class A1, (3-mo. CME
Term SOFR at 1.05% Floor + 1.31%),
6.63%, 04/24/30 ................ 169 169,408
Series 2014-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.78%, 10/17/31 ................ 250 250,070
Series 2015-3A, Class AR, (3-mo. CME
Term SOFR at 0.87% Floor + 1.13%),
6.44%, 04/19/29 ................ 439 439,628
Series 2017-3A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.80%,
07/20/30 ..................... 571 571,306
Series 2017-5A, Class A1, (3-mo. CME Term
SOFR + 1.44%), 6.76%, 11/16/30 ..... 610 611,023
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
5.64%, 05/25/37 ................ 153 101,357
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
5.71%, 05/25/37 ................ 70 46,006
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 . 16 15,427
Series 1997-6, Class M1, 7.21%, 01/15/29 . 10 9,761
Series 1999-5, Class A5, 7.86%, 03/01/30 . 24 7,716
Series 1999-5, Class A6, 7.50%, 03/01/30 . 25 7,818

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
USD 56 $ 10,100
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 27,484
Series 2000-5, Class A7, 8.20%, 05/01/31 . 134 34,766
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 5.66%,
12/25/25
(a)
...................... —
(c)
394
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 3.05%,
12/25/36
(d)
.................... 10 8,527
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b) (d)
................... 60 58,544
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b) (d)
................... 74 4,020
Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.78%, 07/25/37
(a) (b)
.............. 34 22,110
CWABS Asset-Backed Certificates Trust
(a)
Series 2005-16, Class 1AF, 4.55%, 04/25/36 72 61,609
Series 2006-11, Class 3AV2, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.76%, 09/25/46 ................ —
(c)
21
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. CME Term
SOFR at 0.27% Floor and 16.00% Cap +
0.38%), 5.71%, 03/15/34
(a)
........... 6 5,457
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 6.34%,
10/25/34
(a)
...................... 62 60,261
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 1 2,095
CWHEQ Revolving Home Equity Loan
Resuritization Trust, Series 2006-RES, Class
5B1B, (1-mo. CME Term SOFR at 0.19%
Floor and 16.00% Cap + 0.30%), 5.63%,
05/15/35
(a) (b)
..................... 1 513
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 5.62%, 05/15/35 .......... 2 2,192
Series 2006-C, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 5.62%, 05/15/36 .......... 18 17,843
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 5.59%, 11/15/36 ........... 11 10,988
Dewolf Park CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.90% Floor
+ 1.18%), 6.50%, 10/15/30
(a) (b)
......... 216 215,589
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class AR, (3-mo. CME Term SOFR at 0.82%
Floor + 1.08%), 6.39%, 11/15/28
(a) (b)
..... 119 118,923
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.28%, 10/15/30
(a) (b)
..... 250 250,461
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 6.70%, 01/15/31
(a) (b)
.......... 727 727,838
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.90% Floor + 1.16%), 6.48%, 04/15/29
(a) (b)
440 440,377
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
6.49%, 10/25/34 ................ USD 33 $ 29,969
Series 2006-FF16, Class 2A3, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.72%, 12/25/36 ................ 524 214,275
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.59%, 12/25/36 ................ 300 245,915
Series 2006-FFH1, Class M2, (1-mo. CME
Term SOFR at 0.40% Floor + 0.71%),
6.04%, 01/25/36 ................ 97 85,928
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (1-mo. CME Term SOFR at
0.14% Floor + 0.39%), 5.72%, 02/25/37
(a)
. 66 49,554
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.73%, 01/22/31
(a) (b)
.......... 862 862,055
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............. 24 4,587
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.51%),
5.84%, 01/25/47 ................ 20 9,882
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 2.25% Floor + 3.49%),
8.82%, 02/25/47 ................ 40 38,071
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30%
Floor + 0.41%), 5.74%, 05/25/37
(a)
...... 64 49,790
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo.
CME Term SOFR at 2.03% Floor + 2.14%),
4.02%, 07/25/34
(a)
................. 12 11,191
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(d)
......... 49 5,125
HPS Loan Management Ltd.
(a)(b)
Series 11A-17, Class AR, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.57%,
05/06/30 ..................... 243 242,999
Series 6A-2015, Class A1R, (3-mo. CME
Term SOFR + 1.26%), 6.53%, 02/05/31 . 135 135,049
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b) (d)
........ 8 7,862
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. CME Term
SOFR at 0.27% Floor + 0.52%), 5.85%,
05/25/36
(a)
...................... 57 55,543
LCM 26 Ltd., Series 26A, Class A1, (3-mo.
CME Term SOFR at 1.07% Floor + 1.33%),
6.65%, 01/20/31
(a) (b)
................ 185 185,261
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
...................... 23 22,878
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR + 2.41%), 7.74%,
12/25/37
(a)
...................... 13 12,505
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(1-mo. CME Term SOFR at 3.25% Floor +
3.36%), 8.69%, 03/25/32
(a)
........... 1 1,020
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (3-mo. CME Term SOFR at
0.95% Floor + 1.21%), 6.52%, 04/19/30
(a) (b)
340 339,616

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XLII Ltd., Series 13A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 6.47%, 11/21/30
(a) (b)
..... USD 290 $ 289,996
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. CME Term SOFR at
0.94% Floor + 1.20%), 6.52%, 10/21/30
(a) (b)
1,461 1,460,644
Madison Park Funding XXIII Ltd., Series 2017-
23A, Class AR, (3-mo. CME Term SOFR at
0.97% Floor + 1.23%), 6.55%, 07/27/31
(a) (b)
722 722,043
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (3-mo. CME Term SOFR +
1.46%), 6.78%, 07/29/30
(a) (b)
.......... 254 254,581
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A, (3-mo. CME Term SOFR at
0.75% Floor + 1.01%), 6.33%, 04/15/29
(a) (b)
878 878,010
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.74%, 12/18/30
(a) (b)
..... 181 180,852
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. CME Term SOFR at 0.26%
Floor + 0.63%), 5.96%, 06/25/46
(a) (b)
..... 7 6,541
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. CME
Term SOFR at 0.39% Floor + 0.50%),
5.83%, 08/25/37 ................ 35 29,840
Series 2006-RM3, Class A2B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
5.62%, 06/25/37 ................ 24 5,009
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo. CME
Term SOFR at 0.30% Floor + 0.71%),
6.04%, 12/25/34 ................ 155 138,889
Series 2005-HE5, Class M4, (1-mo. CME
Term SOFR at 0.87% Floor + 0.98%),
6.31%, 09/25/35 ................ 95 75,882
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR + 1.51%), 6.83%,
10/20/30
(a) (b)
..................... 157 157,464
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 01/15/19 . 14 5,662
Series 2001-D, Class A4, 6.93%, 09/15/31 . 8 3,840
Series 2002-B, Class M1, 7.62%, 06/15/32 76 73,434
OCP CLO Ltd.
(a)(b)
Series 2017-14A, Class A1A, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.73%, 11/20/30 ................ 395 395,518
Series 2017-14A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.53%,
11/20/30 ..................... 250 249,995
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.60%,
07/17/30
(a) (b)
..................... 237 237,190
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR + 1.26%), 6.59%, 01/25/31
(a) (b)
.... 203 202,708
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR + 1.30%),
6.62%, 05/23/31
(a) (b)
................ 221 221,497
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
5.65%, 03/25/37
(a)
............... 90 72,300
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
.................... 62 50,801
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
.................... USD 154 $ 128,233
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
.................... 75 65,320
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR
USD at 1.20% Floor and 18.00% Cap +
1.20%), 6.64%, 10/15/37
(a) (b)
.......... 15 14,257
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(d)
......... 57 50,123
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 6.83%, 10/22/30
(a) (b)
..... 163 162,712
Palmer Square CLO Ltd., Series 2014-1A,
Class A1R2, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.71%, 01/17/31
(a) (b)
130 129,643
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 68 66,727
Race Point X CLO Ltd., Series 2016-10A, Class
A1R, (3-mo. CME Term SOFR + 1.36%),
6.69%, 07/25/31
(a) (b)
................ 206 206,612
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.61%, 04/20/31
(a) (b)
.......... 213 212,995
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor + 1.35%),
6.67%, 01/15/30
(a) (b)
................ 1,095 1,095,132
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. CME Term SOFR
at 0.21% Floor + 0.32%), 5.65%, 10/25/36
(a)
100 70,192
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
..... 73 70,707
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. CME Term SOFR
at 0.80% Floor + 0.91%), 6.24%, 01/25/35
(a)
1 985
TCI-Symphony CLO Ltd., Series 2016-1A,
Class AR2, (3-mo. CME Term SOFR at
1.02% Floor + 1.28%), 6.60%, 10/13/32
(a) (b)
735 734,633
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
...... 100 98,395
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.80%, 10/15/29
(a) (b)
......... 65 65,238
Voya CLO Ltd.
(a)(b)
Series 2015-1A, Class A1R, (3-mo. CME
Term SOFR at 0.90% Floor + 1.16%),
6.46%, 01/18/29 ................ 29 29,397
Series 2017-4A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.71%,
10/15/30 ..................... 173 173,126
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.80%, 09/25/36 ................ 121 32,820
Series 2006-HE5, Class 1A, (1-mo. CME
Term SOFR at 0.31% Floor + 0.42%),
4.66%, 10/25/36 ................ 101 74,343
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 5.84%, 06/25/37
(a) (b)
.......... 74 23,496
Total Asset-Backed Securities — 2 .9%
(Cost: $ 25,271,911 ) ............................... 24,505,251

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.2%
BAE Systems plc
(b)
3.40% , 04/15/30 .................. USD 851 $ 776,131
5.25% , 03/26/31 .................. 200 200,820
Boeing Co. (The)
3.83% , 03/01/59 .................. 365 242,273
5.93% , 05/01/60 .................. 388 363,764
Huntington Ingalls Industries, Inc., 3.48%,
12/01/27 ...................... 154 144,652
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 279 271,368
2.90% , 12/15/29 .................. 658 585,664
1.80% , 01/15/31 .................. 168 136,413
5.25% , 06/01/31 .................. 605 603,878
5.40% , 07/31/33 .................. 1,190 1,197,478
5.35% , 06/01/34 .................. 146 146,001
Lockheed Martin Corp.
1.85% , 06/15/30 .................. 198 166,872
3.60% , 03/01/35 .................. 110 97,431
Northrop Grumman Corp.
4.70% , 03/15/33 .................. 252 246,009
4.95% , 03/15/53 .................. 174 163,459
RTX Corp.
6.70% , 08/01/28 .................. 1,278 1,365,650
7.00% , 11/01/28 .................. 445 474,193
4.13% , 11/16/28 .................. 453 438,179
5.75% , 01/15/29 .................. 271 280,409
6.10% , 03/15/34 .................. 1,280 1,368,044
2.82% , 09/01/51 .................. 498 316,761
Textron, Inc., 3.90%, 09/17/29 .......... 166 155,704
9,741,153
Automobiles — 0.0%
Motability Operations Group plc, 3.88%,
01/24/34
(e)
..................... EUR 170 187,900
Banks — 3.3%
Banco de Sabadell SA, (1-Year EUR Swap
Annual + 1.60%), 4.00%, 01/15/30
(a) (e)
.... 500 546,621
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29 ..................... USD 689 664,138
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 2,173 2,228,061
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 781 740,109
(1-day SOFR + 1.32%), 2.69% , 04/22/32 . 100 84,645
(1-day SOFR + 1.21%), 2.57% , 10/20/32 . 839 696,054
(1-day SOFR + 1.33%), 2.97% , 02/04/33 . 1,540 1,309,678
(1-day SOFR + 1.84%), 5.87% , 09/15/34 . 3,696 3,833,381
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 504 507,285
Banque Federative du Credit Mutuel SA
(e)
4.75% , 11/10/31 .................. EUR 200 229,317
3.75% , 02/03/34 .................. 200 218,499
Barclays plc
(a)
(USISSO05 + 5.78%), 9.63%
(f)
........ USD 652 691,382
(1-day SOFR + 1.74%), 5.69% , 03/12/30 . 1,211 1,217,305
BPCE SA, 3.88%, 01/25/36
(e)
........... EUR 200 219,222
Citigroup, Inc.
(a)
(1-day SOFR + 1.28%), 3.07% , 02/24/28 . USD 141 132,628
(1-day SOFR + 1.36%), 5.17% , 02/13/30 . 659 655,925
(1-day SOFR + 1.15%), 2.67% , 01/29/31 . 273 236,600
(1-day SOFR + 1.35%), 3.06% , 01/25/33 . 801 680,975
(1-day SOFR + 1.94%), 3.79% , 03/17/33 . 93 83,072
(1-day SOFR + 2.34%), 6.27% , 11/17/33 . 1,105 1,167,065
Credit Agricole SA, 3.75%, 01/22/34
(e)
..... EUR 400 440,429
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Holdings plc, (3-mo. EURIBOR +
1.94%), 4.86%, 05/23/33
(a) (e)
.......... EUR 232 $ 266,642
ING Groep NV, (3-mo. EURIBOR + 1.90%),
4.75%, 05/23/34
(a) (e)
............... 100 115,998
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . USD 475 473,054
(1-day SOFR + 1.75%), 4.57% , 06/14/30 . 1,169 1,139,896
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30 ..................... 494 437,474
(1-day SOFR + 2.04%), 2.52% , 04/22/31 . 124 107,171
(3-mo. EURIBOR + 1.28%), 4.46% ,
11/13/31
(e)
.................... EUR 500 570,178
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ..................... USD 498 403,405
(1-day SOFR + 1.07%), 1.95% , 02/04/32 . 131 106,731
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32 ..................... 256 216,432
(1-day SOFR + 1.62%), 5.34% , 01/23/35 . 1,256 1,260,908
KeyCorp, (SOFR Index + 2.42%), 6.40%,
03/06/35
(a)
..................... 125 127,651
Santander Holdings USA, Inc., (1-day SOFR +
2.50%), 6.17%, 01/09/30
(a)
........... 209 210,884
Sumitomo Mitsui Financial Group, Inc., (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.28%), 6.60%
(a) (f)
.... 462 462,586
Washington Mutual Escrow Bonds
(g)(h)(i)
0.00% , 11/06/09 .................. 300 3,000
0.00% , 09/19/17
(j)
................. 250 —
0.00% , 09/29/17 .................. 500 —
Wells Fargo & Co.
(1-day SOFR + 1.74%), 5.57% , 07/25/29
(a)
382 386,528
(1-day SOFR + 1.79%), 6.30% , 10/23/29
(a)
678 706,164
(1-day SOFR + 1.50%), 5.20% , 01/23/30
(a)
792 790,330
0.63% , 03/25/30
(e)
................. EUR 106 96,230
(1-day SOFR + 1.99%), 5.56% , 07/25/34
(a)
USD 264 265,020
(1-day SOFR + 2.06%), 6.49% , 10/23/34
(a)
1,766 1,894,166
(1-day SOFR + 1.78%), 5.50% , 01/23/35
(a)
912 914,147
Wells Fargo Bank NA, 5.45%, 08/07/26 .... 253 254,700
27,791,686
Biotechnology — 0.8%
AbbVie, Inc.
5.05% , 03/15/34 .................. 880 890,907
4.55% , 03/15/35 .................. 987 953,981
4.50% , 05/14/35 .................. 213 204,764
4.30% , 05/14/36 .................. 455 427,189
4.88% , 11/14/48 .................. 50 47,826
Amgen, Inc.
5.25% , 03/02/30 .................. 1,522 1,545,132
4.40% , 02/22/62 .................. 802 660,740
5.75% , 03/02/63 .................. 809 825,139
Gilead Sciences, Inc.
2.60% , 10/01/40 .................. 885 624,564
5.65% , 12/01/41 .................. 161 165,674
4.80% , 04/01/44 .................. 375 349,103
4.75% , 03/01/46 .................. 92 84,493
6,779,512
Capital Markets — 3.7%
Credit Suisse AG
4.75% , 08/09/24 .................. 514 512,123
3.63% , 09/09/24 .................. 534 528,995
7.95% , 01/09/25 .................. 1,111 1,129,420
3.70% , 02/21/25 .................. 272 267,344
2.95% , 04/09/25 .................. 833 810,980
5.00% , 07/09/27 .................. 465 460,762
7.50% , 02/15/28 .................. 485 522,970

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Deutsche Bank AG
5.37% , 09/09/27 .................. USD 1,242 $ 1,248,430
(1-day SOFR + 2.26%), 3.74% , 01/07/33
(a)
200 165,201
FactSet Research Systems, Inc., 3.45%,
03/01/32 ...................... 677 597,741
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.51%), 5.85% , 09/10/24
(a)
1,973 1,974,175
(1-day SOFR + 0.79%), 1.09% , 12/09/26
(a)
698 648,424
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
216 200,035
(1-day SOFR + 1.11%), 2.64% , 02/24/28
(a)
219 203,973
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
.................... 226 214,242
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(a)
.................... 1,569 1,510,215
0.88% , 05/09/29
(e)
................. EUR 206 194,634
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
USD 1,186 1,247,814
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
180 145,655
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
418 350,807
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
200 164,071
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
1,988 1,654,058
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(a)
1,434 1,564,488
Moody's Corp., 2.00%, 08/19/31 ......... 218 177,573
Morgan Stanley
(a)
(1-day SOFR + 1.83%), 6.41% , 11/01/29 . 3,255 3,413,072
(1-day SOFR + 1.45%), 5.17% , 01/16/30 . 300 300,254
(1-day SOFR + 1.14%), 2.70% , 01/22/31 . 1,027 897,274
(1-day SOFR + 3.12%), 3.62% , 04/01/31 . 224 205,436
(1-day SOFR + 1.03%), 1.79% , 02/13/32 . 106 84,734
(1-day SOFR + 1.18%), 2.24% , 07/21/32 . 1,730 1,413,215
(1-day SOFR + 1.20%), 2.51% , 10/20/32 . 266 220,027
(1-day SOFR + 2.05%), 6.63% , 11/01/34 . 1,150 1,258,222
(1-day SOFR + 1.73%), 5.47% , 01/18/35 . 2,437 2,458,783
Nasdaq, Inc.
5.55% , 02/15/34 .................. 573 582,666
6.10% , 06/28/63 .................. 336 358,274
Tupy Overseas SA, 4.50%, 02/16/31
(b)
..... 15 12,886
UBS Group AG
3.75% , 03/26/25 .................. 336 329,661
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71% ,
01/12/27
(a) (b)
................... 245 245,756
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75% , 03/01/29
(a) (e)
........ EUR 206 253,393
(1-day SOFR + 1.73%), 3.09% , 05/14/32
(a) (b)
USD 803 683,007
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75% ,
02/11/33
(a) (b)
................... 1,019 832,451
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30% ,
09/22/34
(a) (b)
................... 365 382,068
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.77%), 5.70% ,
02/08/35
(a) (b)
................... 848 852,291
31,277,600
Chemicals — 0.1%
Eastman Chemical Co., 5.75%, 03/08/33 ... 110 111,865
Linde plc, 3.20%, 02/14/31
(e)
........... EUR 400 432,757
RPM International, Inc., 4.55%, 03/01/29 ... USD 102 98,951
643,573
Commercial Services & Supplies — 0.1%
Republic Services, Inc., 2.38%, 03/15/33 ... 307 248,394
Waste Management, Inc.
4.15% , 04/15/32 .................. 105 100,297
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.88% , 02/15/34 .................. USD 176 $ 174,796
523,487
Communications Equipment — 0.2%
Cisco Systems, Inc., 4.95%, 02/26/31 ..... 667 672,887
Motorola Solutions, Inc., 5.60%, 06/01/32 ... 1,190 1,206,228
1,879,115
Consumer Finance — 0.0%
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 . 400 430,365
Consumer Staples Distribution & Retail — 0.0%
REWE International Finance BV, 4.88%,
09/13/30
(e)
..................... EUR 100 114,104
Containers & Packaging — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33 .. USD 80 82,152
Berry Global, Inc., 5.50%, 04/15/28 ....... 177 178,154
Smurfit Kappa Treasury ULC, 5.44%,
04/03/34
(b)
..................... 220 220,084
480,390
Diversified REITs — 0.7%
Extra Space Storage LP, 5.50%, 07/01/30 ... 180 181,838
Invitation Homes Operating Partnership LP,
5.50%, 08/15/33 ................. 84 83,676
Prologis LP
5.13% , 01/15/34 .................. 131 131,568
5.25% , 03/15/54 .................. 132 129,635
VICI Properties LP
4.25% , 12/01/26
(b)
................. 1,305 1,254,715
3.75% , 02/15/27
(b)
................. 473 448,286
4.75% , 02/15/28 .................. 127 123,850
3.88% , 02/15/29
(b)
................. 1,653 1,521,369
4.63% , 12/01/29
(b)
................. 1,793 1,695,685
5,570,622
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
5.65% , 02/15/47 .................. 132 134,509
3.65% , 06/01/51 .................. 179 131,410
3.50% , 09/15/53 .................. 268 189,080
3.55% , 09/15/55 .................. 193 134,951
3.80% , 12/01/57 .................. 684 495,231
3.65% , 09/15/59 .................. 2,500 1,740,530
Sprint Capital Corp., 6.88%, 11/15/28 ...... 388 413,467
Telefonica Emisiones SA, 4.06%, 01/24/36
(e)
. EUR 200 219,561
Verizon Communications, Inc.
4.02% , 12/03/29 .................. USD 112 106,861
1.68% , 10/30/30 .................. 103 83,917
1.75% , 01/20/31 .................. 533 432,651
2.55% , 03/21/31 .................. 300 256,296
2.36% , 03/15/32 .................. 1,341 1,102,028
4.40% , 11/01/34 .................. 1,120 1,055,802
5.85% , 09/15/35 .................. 117 123,255
4.27% , 01/15/36 .................. 99 90,962
2.85% , 09/03/41 .................. 306 220,283
3.00% , 11/20/60 .................. 268 167,121
7,097,915
Electric Utilities — 2.3%
AEP Texas, Inc.
5.40% , 06/01/33 .................. 203 202,555
3.80% , 10/01/47 .................. 278 207,808
Series H , 3.45% , 01/15/50 ........... 120 84,228
AEP Transmission Co. LLC
5.15% , 04/01/34 .................. 483 481,301
3.80% , 06/15/49 .................. 315 245,086
3.15% , 09/15/49 .................. 254 174,599

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series N , 2.75% , 08/15/51 ........... USD 253 $ 159,110
Series O , 4.50% , 06/15/52 ........... 144 125,767
5.40% , 03/15/53 .................. 82 81,626
Alabama Power Co.
5.50% , 03/15/41 .................. 155 154,075
4.15% , 08/15/44 .................. 97 81,841
3.75% , 03/01/45 .................. 268 212,321
4.30% , 01/02/46 .................. 245 210,121
Baltimore Gas & Electric Co.
3.75% , 08/15/47 .................. 988 767,126
2.90% , 06/15/50 .................. 132 86,588
CenterPoint Energy Houston Electric LLC,
Series AD, 2.90%, 07/01/50 .......... 188 125,971
Coentreprise de Transport d'Electricite SA,
3.75%, 01/17/36
(e)
................ EUR 200 218,065
Dominion Energy South Carolina, Inc., 6.25%,
10/15/53 ...................... USD 125 139,928
DTE Electric Co., Series B, 3.25%, 04/01/51 . 281 196,661
Duke Energy Carolinas LLC
3.88% , 03/15/46 .................. 104 82,187
3.70% , 12/01/47 .................. 494 374,594
3.20% , 08/15/49 .................. 263 183,554
3.45% , 04/15/51 .................. 351 254,268
Duke Energy Corp., 3.85%, 06/15/34 ...... EUR 100 106,790
Duke Energy Florida LLC
1.75% , 06/15/30 .................. USD 163 135,405
4.20% , 07/15/48 .................. 151 125,096
3.00% , 12/15/51 .................. 489 320,849
5.95% , 11/15/52 .................. 347 368,544
Duke Energy Ohio, Inc., 4.30%, 02/01/49 ... 105 87,495
Duke Energy Progress LLC
3.45% , 03/15/29 .................. 111 104,427
2.50% , 08/15/50 .................. 941 565,625
5.35% , 03/15/53 .................. 106 103,400
Edison International
5.75% , 06/15/27 .................. 121 122,595
5.25% , 11/15/28 .................. 318 316,880
6.95% , 11/15/29 .................. 667 714,579
EDP Servicios Financieros Espana SA, 3.50%,
07/16/30
(e)
..................... EUR 500 538,718
Elia Transmission Belgium SA, 3.75%,
01/16/36
(e)
..................... 300 326,949
Entergy Arkansas LLC, 2.65%, 06/15/51 .... USD 129 78,481
Eversource Energy, 5.45%, 03/01/28 ...... 427 432,272
FirstEnergy Corp.
2.05% , 03/01/25 .................. 52 49,900
Series B , 4.15% , 07/15/27
(d)
.......... 349 334,723
Series C , 5.10% , 07/15/47
(d)
.......... 43 37,748
Series C , 3.40% , 03/01/50 ........... 192 132,397
FirstEnergy Transmission LLC, 4.55%,
04/01/49
(b)
..................... 387 327,462
Florida Power & Light Co.
3.95% , 03/01/48 .................. 194 159,026
3.99% , 03/01/49 .................. 111 91,310
2.88% , 12/04/51 .................. 135 88,725
Generacion Mediterranea SA, 9.88%,
12/01/27
(b)
..................... 37 33,611
Georgia Power Co., 4.95%, 05/17/33 ...... 369 363,824
MidAmerican Energy Co.
2.70% , 08/01/52 .................. 461 287,033
5.30% , 02/01/55 .................. 239 236,418
Northern States Power Co., 2.90%, 03/01/50 . 243 161,761
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... 425 339,027
5.00% , 06/01/33 .................. 303 297,313
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.00% , 06/01/49 .................. USD 336 $ 266,403
Series R , 2.90% , 10/01/51 ........... 605 388,441
Pacific Gas & Electric Co.
3.50% , 08/01/50 .................. 1,031 704,437
5.25% , 03/01/52 .................. 289 257,884
PECO Energy Co.
3.90% , 03/01/48 .................. 103 83,483
2.80% , 06/15/50 .................. 439 287,088
3.05% , 03/15/51 .................. 503 342,710
2.85% , 09/15/51 .................. 127 81,986
Public Service Co. of New Hampshire, 5.15%,
01/15/53 ...................... 299 292,388
Public Service Electric & Gas Co.
3.60% , 12/01/47 .................. 107 83,325
2.05% , 08/01/50 .................. 331 187,522
5.45% , 03/01/54 .................. 557 574,351
Southern California Edison Co.
5.85% , 11/01/27 .................. 181 185,809
5.30% , 03/01/28 .................. 388 392,319
Series A , 4.20% , 03/01/29 ........... 87 83,870
5.15% , 06/01/29 .................. 135 135,554
2.85% , 08/01/29 .................. 155 139,581
2.25% , 06/01/30 .................. 717 609,274
Series G , 2.50% , 06/01/31 ........... 95 80,172
5.95% , 11/01/32 .................. 268 281,037
6.00% , 01/15/34 .................. 212 224,114
5.20% , 06/01/34 .................. 356 352,432
5.63% , 02/01/36 .................. 355 359,085
Terna - Rete Elettrica Nazionale, 3.50%,
01/17/31
(e)
..................... EUR 300 323,034
Union Electric Co., 2.63%, 03/15/51 ...... USD 234 143,942
Virginia Electric & Power Co.
4.45% , 02/15/44 .................. 167 145,786
Series B , 4.20% , 05/15/45 ........... 127 106,619
2.45% , 12/15/50 .................. 148 86,905
19,437,314
Financial Services — 0.0%
Global Payments, Inc., 5.30%, 08/15/29 .... 273 271,698
NAK Naftogaz Ukraine, 7.63%, 11/08/28
(b) (g) (h)
. 226 136,730
408,428
Food Products — 0.1%
JDE Peet's NV, 4.50%, 01/23/34
(e)
........ EUR 305 341,643
MHP Lux SA, 6.25%, 09/19/29
(b)
......... USD 44 31,487
Nestle Finance International Ltd., 3.25%,
01/23/37
(e)
..................... EUR 180 192,948
566,078
Gas Utilities — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49 ..... USD 188 156,664
CenterPoint Energy Resources Corp., 4.00%,
04/01/28 ...................... 195 187,730
ONE Gas, Inc., 5.10%, 04/01/29 ......... 103 103,672
Piedmont Natural Gas Co., Inc., 2.50%,
03/15/31 ...................... 176 148,434
596,500
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 2.88%,
06/15/52 ...................... 654 428,212
Norfolk Southern Corp.
3.40% , 11/01/49 .................. 195 142,939
4.05% , 08/15/52 .................. 148 118,417
3.16% , 05/15/55 .................. 148 98,142
Union Pacific Corp.
3.84% , 03/20/60 .................. 466 357,797
2.97% , 09/16/62 .................. 297 185,920

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... USD 79 $ 75,687
1,407,114
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co.
5.11% , 02/08/34 .................. 121 120,088
4.67% , 06/06/47 .................. 91 81,545
Solventum Corp.
(b)
5.45% , 02/25/27 .................. 160 160,553
6.00% , 05/15/64 .................. 376 372,713
734,899
Health Care Providers & Services — 0.9%
CVS Health Corp.
5.13% , 07/20/45 .................. 465 428,516
4.25% , 04/01/50 .................. 103 83,461
5.63% , 02/21/53 .................. 123 120,794
Elevance Health, Inc.
4.38% , 12/01/47 .................. 141 121,112
3.13% , 05/15/50 .................. 248 172,574
3.60% , 03/15/51 .................. 156 116,889
HCA, Inc.
5.25% , 04/15/25 .................. 1,255 1,249,760
5.88% , 02/15/26 .................. 1,060 1,064,529
5.25% , 06/15/26 .................. 254 253,259
5.38% , 09/01/26 .................. 212 211,951
4.13% , 06/15/29 .................. 419 396,808
5.45% , 04/01/31 .................. 1,639 1,647,549
Humana, Inc., 5.95%, 03/15/34 ......... 277 287,624
Sartorius Finance BV, 4.88%, 09/14/35
(e)
.... EUR 300 348,551
UnitedHealth Group, Inc.
4.25% , 06/15/48 .................. USD 101 87,213
2.90% , 05/15/50 .................. 323 218,011
3.25% , 05/15/51 .................. 327 235,084
5.05% , 04/15/53 .................. 89 86,438
3.88% , 08/15/59 .................. 658 509,389
7,639,512
Hotels, Restaurants & Leisure — 0.5%
GLP Capital LP
5.75% , 06/01/28 .................. 967 967,715
5.30% , 01/15/29 .................. 161 158,309
4.00% , 01/15/30 .................. 1,016 927,565
4.00% , 01/15/31 .................. 124 110,647
3.25% , 01/15/32 .................. 959 807,313
6.75% , 12/01/33 .................. 296 311,970
Grupo Posadas SAB de CV, 7.00%,
12/30/27
(d) (e)
.................... 55 50,494
Marriott International, Inc., Series II, 2.75%,
10/15/33 ...................... 240 195,053
McDonald's Corp., 3.88%, 02/20/31
(e)
...... EUR 400 442,878
3,971,944
Insurance — 0.2%
Ambac Assurance Corp., 5.10%
(b) (f)
....... USD 15 21,489
American International Group, Inc., 4.38%,
06/30/50 ...................... 207 179,580
Aon Corp.
2.60% , 12/02/31 .................. 340 286,067
5.00% , 09/12/32 .................. 168 166,489
Aon North America, Inc., 5.75%, 03/01/54 ... 180 184,537
FWD Group Holdings Ltd., 8.40%, 04/05/29
(b)
. 400 414,000
Hartford Financial Services Group, Inc. (The),
4.40%, 03/15/48 ................. 97 84,140
Marsh & McLennan Cos., Inc., 2.90%, 12/15/51 292 187,815
1,524,117
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.65% , 08/15/62 .................. USD 665 $ 597,097
5.75% , 05/15/63 .................. 88 94,339
691,436
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.30%, 03/12/31 .. 98 82,310
Thermo Fisher Scientific, Inc.
5.09% , 08/10/33 .................. 462 467,076
5.20% , 01/31/34 .................. 415 423,230
972,616
Machinery — 0.0%
Otis Worldwide Corp., 5.25%, 08/16/28 .... 249 252,235
Media — 0.4%
Charter Communications Operating LLC
3.70% , 04/01/51 .................. 728 450,231
3.90% , 06/01/52 .................. 1,072 681,756
3.95% , 06/30/62 .................. 894 539,363
Comcast Corp.
4.25% , 01/15/33 .................. 281 266,063
2.94% , 11/01/56 .................. 628 395,393
2.99% , 11/01/63 .................. 762 467,973
5.50% , 05/15/64 .................. 83 83,106
Cox Communications, Inc., 3.15%, 08/15/24
(b)
52 51,468
NBCUniversal Media LLC, 4.45%, 01/15/43 .. 212 188,225
Paramount Global
5.85% , 09/01/43 .................. 157 127,208
5.25% , 04/01/44 .................. 60 44,618
4.90% , 08/15/44 .................. 46 32,886
4.60% , 01/15/45 .................. 70 48,222
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 6.38% ,
03/30/62
(a)
.................... 73 67,450
3,443,962
Metals & Mining — 0.4%
Anglo American Capital plc
(b)
3.88% , 03/16/29 .................. 354 330,618
2.63% , 09/10/30 .................. 280 237,213
5.50% , 05/02/33 .................. 200 198,374
Glencore Funding LLC
(b)
5.40% , 05/08/28 .................. 254 255,482
5.37% , 04/04/29 .................. 805 806,596
6.38% , 10/06/30 .................. 716 755,593
Newmont Corp., 2.25%, 10/01/30 ........ 348 296,133
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(e) (k)
.......... 122 109,739
Vedanta Resources Finance II plc, 13.88%,
12/09/28
(b) (d)
.................... 13 12,230
Vedanta Resources Ltd., 13.88%, 12/09/28
(b) (d)
2 1,431
3,003,409
Multi-Utilities — 0.4%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(d)
..................... 462 459,499
Ameren Illinois Co., 2.90%, 06/15/51 ...... 132 86,583
Consolidated Edison Co. of New York, Inc.,
4.50%, 12/01/45 ................. 220 192,980
Consumers Energy Co.
4.63% , 05/15/33 .................. 886 862,418
4.05% , 05/15/48 .................. 187 156,897
3.75% , 02/15/50 .................. 452 358,852
EnBW International Finance BV, 3.85%,
05/23/30
(e)
..................... EUR 54 59,742
National Grid North America, Inc., 4.67%,
09/12/33
(e)
..................... 400 458,335

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
NiSource, Inc.
5.25% , 03/30/28 .................. USD 321 $ 323,206
5.40% , 06/30/33 .................. 153 154,231
San Diego Gas & Electric Co., 5.35%, 04/01/53 457 450,113
3,562,856
Oil, Gas & Consumable Fuels — 4.9%
Antero Resources Corp.
(b)
7.63% , 02/01/29 .................. 409 420,067
5.38% , 03/01/30 .................. 446 428,329
Apache Corp.
5.10% , 09/01/40 .................. 281 241,146
4.75% , 04/15/43 .................. 323 254,639
BP Capital Markets America, Inc.
3.63% , 04/06/30 .................. 88 82,889
4.81% , 02/13/33 .................. 278 274,359
4.89% , 09/11/33 .................. 112 111,220
4.99% , 04/10/34 .................. 178 177,769
3.38% , 02/08/61 .................. 122 84,276
BP Capital Markets plc
2.82% , 04/07/32
(e)
................. EUR 105 108,315
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.45%
(a) (f)
..................... USD 255 264,075
Cameron LNG LLC
(b)
3.30% , 01/15/35 .................. 272 226,334
3.40% , 01/15/38 .................. 996 822,859
Cheniere Corpus Christi Holdings LLC
5.88% , 03/31/25 .................. 1,161 1,161,334
5.13% , 06/30/27 .................. 1,297 1,293,908
3.70% , 11/15/29 .................. 422 392,531
2.74% , 12/31/39 .................. 603 487,060
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 1,701 1,618,921
3.25% , 01/31/32 .................. 455 387,585
5.95% , 06/30/33 .................. 678 693,169
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 610 614,356
Devon Energy Corp., 4.75%, 05/15/42 ..... 187 162,760
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 3,777 3,620,738
3.50% , 12/01/29 .................. 4,263 3,943,438
3.13% , 03/24/31 .................. 1,597 1,414,793
6.25% , 03/15/53 .................. 82 88,466
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b) (e)
.................... 6 6,115
Energy Transfer LP
5.75% , 04/01/25 .................. 80 79,975
5.55% , 02/15/28 .................. 176 178,494
4.95% , 05/15/28 .................. 146 144,780
7.38% , 02/01/31
(b)
................. 1,431 1,496,854
5.15% , 02/01/43 .................. 242 216,184
5.35% , 05/15/45 .................. 101 93,266
6.13% , 12/15/45 .................. 83 83,427
6.00% , 06/15/48 .................. 155 154,059
5.95% , 05/15/54 .................. 461 460,053
Eni SpA, 3.88%, 01/15/34
(e)
............ EUR 106 115,650
EQT Corp.
3.90% , 10/01/27 .................. USD 361 343,143
5.00% , 01/15/29 .................. 1,056 1,034,464
7.00% , 02/01/30
(d)
................. 474 503,599
5.75% , 02/01/34 .................. 472 470,442
Hess Corp., 5.60%, 02/15/41 ........... 113 115,160
Kinder Morgan Energy Partners LP
4.70% , 11/01/42 .................. 170 145,075
5.50% , 03/01/44 .................. 89 84,680
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
5.00% , 02/01/29 .................. USD 418 $ 416,281
5.30% , 12/01/34 .................. 257 252,678
Leviathan Bond Ltd., 6.75%, 06/30/30
(b) (e)
... 1 928
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
..................... 49 44,569
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
29 30,178
NGPL PipeCo LLC
(b)
4.88% , 08/15/27 .................. 523 510,158
3.25% , 07/15/31 .................. 1,253 1,070,318
7.77% , 12/15/37 .................. 83 92,476
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 1,506 1,462,152
Oleoducto Central SA, 4.00%, 07/14/27
(b)
... 36 33,581
Ovintiv, Inc., 5.38%, 01/01/26 .......... 482 480,037
Petrorio Luxembourg Trading SARL, 6.13%,
06/09/26
(b)
..................... 55 53,914
Pioneer Natural Resources Co., 2.15%,
01/15/31 ...................... 101 84,975
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 452 451,605
5.88% , 06/30/26 .................. 2,079 2,095,407
5.00% , 03/15/27 .................. 932 929,274
5.90% , 09/15/37 .................. 685 711,359
SCC Power plc, 4.00%, (4.00% Cash or 4.00%
PIK), 05/17/32
(b) (k)
................ 47 5,931
Targa Resources Corp.
5.20% , 07/01/27 .................. 327 326,527
4.20% , 02/01/33 .................. 869 792,265
Targa Resources Partners LP
5.00% , 01/15/28 .................. 311 306,561
4.88% , 02/01/31 .................. 964 922,824
4.00% , 01/15/32 .................. 687 618,358
Transcontinental Gas Pipe Line Co. LLC
7.85% , 02/01/26 .................. 337 349,579
4.00% , 03/15/28 .................. 177 170,516
4.60% , 03/15/48 .................. 354 313,395
3.95% , 05/15/50 .................. 368 290,907
Viper Energy, Inc.
(b)
5.38% , 11/01/27 .................. 2,306 2,257,065
7.38% , 11/01/31 .................. 1,095 1,138,336
41,312,910
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
.......... —
(c)
439
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
.... 38 36,923
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 420 419,678
Gol Finance SA, (1M Sofr FWD at 3.50% Floor
+ 10.50%), 15.82%, 05/02/25
(a) (b)
....... 22 22,065
479,105
Pharmaceuticals — 0.4%
Bayer US Finance LLC, 6.38%, 11/21/30
(b)
.. 770 787,332
Bristol-Myers Squibb Co.
5.10% , 02/22/31 .................. 83 83,803
5.55% , 02/22/54 .................. 284 292,061
Eli Lilly & Co., 5.00%, 02/09/54 ......... 85 84,521
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 .................. 652 641,949
5.30% , 05/19/53 .................. 397 394,711
Pfizer, Inc., 4.20%, 09/15/48 ........... 361 310,596
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ...................... 512 434,149
3,029,122

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
Fantasia Holdings Group Co. Ltd., 11.75%,
07/20/33
(e) (g) (h)
................... USD 200 $ 3,000
Retail REITs — 0.1%
NNN REIT, Inc.
3.50% , 04/15/51 .................. 125 90,474
3.00% , 04/15/52 .................. 366 235,560
Realty Income Corp.
3.10% , 12/15/29 .................. 364 330,432
3.20% , 02/15/31 .................. 96 85,088
741,554
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
(b)
3.47% , 04/15/34 .................. 771 660,677
3.14% , 11/15/35 .................. 327 264,183
3.19% , 11/15/36 .................. 426 339,033
Intel Corp.
5.15% , 02/21/34 .................. 97 97,221
3.05% , 08/12/51 .................. 150 101,108
5.05% , 08/05/62 .................. 89 83,693
KLA Corp., 3.30%, 03/01/50 ........... 563 413,257
NXP BV, 2.50%, 05/11/31 ............. 216 180,948
Texas Instruments, Inc.
2.70% , 09/15/51 .................. 158 102,928
4.10% , 08/16/52 .................. 97 82,311
2,325,359
Software — 0.3%
Oracle Corp.
3.85% , 07/15/36 .................. 98 83,554
3.80% , 11/15/37 .................. 131 109,848
3.60% , 04/01/40 .................. 309 243,576
3.65% , 03/25/41 .................. 342 268,537
4.13% , 05/15/45 .................. 615 496,429
3.60% , 04/01/50 .................. 495 357,626
3.95% , 03/25/51 .................. 487 371,063
4.38% , 05/15/55 .................. 299 240,637
2,171,270
Specialized REITs — 0.6%
American Tower Corp.
5.25% , 07/15/28 .................. 784 784,054
3.95% , 03/15/29 .................. 89 84,081
3.80% , 08/15/29 .................. 533 497,428
2.90% , 01/15/30 .................. 658 578,538
1.88% , 10/15/30 .................. 228 184,863
2.70% , 04/15/31 .................. 285 241,269
2.30% , 09/15/31 .................. 111 90,596
Crown Castle, Inc.
3.10% , 11/15/29 .................. 810 722,861
3.30% , 07/01/30 .................. 685 608,750
Equinix, Inc.
2.15% , 07/15/30 .................. 134 111,050
2.50% , 05/15/31 .................. 880 734,056
3.90% , 04/15/32 .................. 303 274,167
4,911,713
Specialty Retail — 0.1%
Lowe's Cos., Inc.
4.50% , 04/15/30 .................. 106 103,648
1.70% , 10/15/30 .................. 189 154,431
2.63% , 04/01/31 .................. 211 181,561
2.80% , 09/15/41 .................. 639 454,189
893,829
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
4.90% , 10/01/26 .................. 714 709,594
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
6.10% , 07/15/27 .................. USD 99 $ 101,937
Hewlett Packard Enterprise Co., 5.25%,
07/01/28 ...................... 262 264,205
1,075,736
Tobacco — 0.4%
Altria Group, Inc.
6.88% , 11/01/33 .................. 331 360,082
3.40% , 02/04/41 .................. 115 84,363
4.25% , 08/09/42 .................. 105 86,045
4.50% , 05/02/43 .................. 776 653,834
3.70% , 02/04/51 .................. 255 178,198
BAT Capital Corp.
6.00% , 02/20/34 .................. 257 260,224
3.98% , 09/25/50 .................. 321 225,759
7.08% , 08/02/53 .................. 1,176 1,267,785
Philip Morris International, Inc.
5.13% , 11/17/27 .................. 159 159,822
4.88% , 02/15/28 .................. 95 94,738
Reynolds American, Inc., 5.85%, 08/15/45 ... 217 201,278
3,572,128
Wireless Telecommunication Services — 1.1%
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
.... 43 20,882
Millicom International Cellular SA, 6.63%,
10/15/26
(b)
..................... 180 178,267
Rogers Communications, Inc., 5.30%, 02/15/34 569 563,924
Sprint LLC
7.13% , 06/15/24 .................. 4,084 4,090,996
7.63% , 02/15/25 .................. 994 1,005,748
7.63% , 03/01/26 .................. 1,338 1,382,340
T-Mobile USA, Inc.
3.88% , 04/15/30 .................. 1,367 1,280,582
5.05% , 07/15/33 .................. 924 913,969
VF Ukraine PAT, 6.20%, 02/11/25
(b)
....... 44 36,300
9,473,008
Total Corporate Bonds — 25 .2%
(Cost: $ 210,371,568 ) .............................. 210,718,576
Fixed Rate Loan Interests
Metals & Mining — 0.0%
Vedanta Holdings Mauritius II Ltd., Term Loan ,
18.00%
,
04/17/26
(i)
................. 222 222,000
Total Fixed Rate Loan Interests — 0 .0%
(Cost: $ 222,000 ) ................................. 222,000
Floating Rate Loan Interests
Financial Services — 0.0%
EURO Parfums Fze, Term Loan A , (3-mo. CME
Term SOFR + 0.00%), 12.21%
,
04/12/28
(a) (i)
28 27,580
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44%
,
10/06/28
(a)
........... 77 70,904
Media — 0.0%
Gray Television, Inc., Term Loan D , (1-mo. CME
Term SOFR + 3.00%), 8.44%
,
12/01/28
(a)
.. —
(c)
174

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.0%
Ecopetrol SA, Term Loan , (1-mo. CME Term
SOFR + 0.00%), 10.11%
,
09/06/30
(a) (i)
.... USD 150 $ 154,500
Total Floating Rate Loan Interests — 0 .0%
(Cost: $ 253,261 ) ................................. 253,158
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50%
,
01/17/31
(b)
............. 111 112,933
Brazil — 0.0%
Letras do Tesouro Nacional , 9.51%
,
10/01/24 . BRL 1 199,453
Colombia — 0.0%
Ecopetrol SA , 8.38%
,
01/19/36 .......... USD 110 110,825
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills , 36.68%
,
12/10/24 ....................... EGP 5,200 92,667
France — 0.0%
Electricite de France SA , 4.25%
,
01/25/32
(e)
.. EUR 100 111,866
Mexico — 0.1%
Petroleos Mexicanos
Series 13-2 , 7.19% , 09/12/24 ......... MXN 11 64,664
6.88% , 08/04/26 .................. USD 129 125,162
6.50% , 03/13/27 .................. 376 353,444
543,270
Supranational — 0.3%
European Union
(e)
2.50% , 10/04/52 .................. EUR 505 469,399
Series NGEU , 3.00% , 03/04/53 ........ 1,760 1,808,124
2,277,523
Total Foreign Agency Obligations — 0 .4%
(Cost: $ 3,229,147 ) ............................... 3,448,537
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The)
1.00% , 07/09/29 .................. USD 48 25,590
3.62% , 07/09/35
(d)
................. 92 37,881
4.25% , 01/09/38
(d)
................. 56 25,928
89,399
Belgium — 0.4%
Kingdom of Belgium , 3.30%
,
06/22/54
(b) (e)
... EUR 2,785 2,978,144
Brazil — 0.3%
Federative Republic of Brazil
6.13% , 03/15/34 .................. USD 2,140 2,117,530
7.13% , 05/13/54 .................. 200 201,600
2,319,130
Colombia — 0.2%
Republic of Colombia
7.50% , 08/26/26 .................. COP 1,960,300 489,172
5.75% , 11/03/27 .................. 1,217,000 280,616
6.00% , 04/28/28 .................. 1,228,400 281,922
3.13% , 04/15/31 .................. USD 200 159,500
13.25% , 02/09/33 ................. COP 491,700 149,596
8.00% , 04/20/33 .................. USD 200 211,200
1,572,006
Czech Republic — 0.1%
Czech Republic
5.50% , 12/12/28 .................. CZK 3,880 177,610
Security
Par (000)
Par (000) Value
Czech Republic (continued)
2.75% , 07/23/29 .................. CZK 4,910 $ 199,004
5.00% , 09/30/30 .................. 2,070 94,159
4.20% , 12/04/36
(e)
................. 690 29,976
500,749
Dominican Republic — 0.0%
Dominican Republic Government Bond , 4.88%
,
09/23/32
(b)
...................... USD 100 89,656
Egypt — 0.0%
Arab Republic of Egypt
(e)
4.75% , 04/16/26 .................. EUR 100 101,479
7.63% , 05/29/32 .................. USD 200 170,563
272,042
France — 0.4%
French Republic , 3.00%
,
05/25/54
(b) (e)
...... EUR 2,828 2,887,525
Germany — 0.0%
Federal Republic of Germany , 0.10%
,
04/15/46
(e)
...................... 62 65,185
Hungary — 0.0%
Hungary Government Bond
(e)
4.00% , 07/25/29 .................. 250 269,354
5.38% , 09/12/33 .................. 14 15,929
285,283
Indonesia — 0.2%
Republic of Indonesia
5.50% , 04/15/26 .................. IDR 1,011,000 62,650
8.38% , 09/15/26 .................. 1,680,000 110,453
7.00% , 05/15/27 .................. 4,575,000 292,412
4.10% , 04/24/28 .................. USD 200 193,875
6.88% , 04/15/29 .................. IDR 2,283,000 145,702
3.05% , 03/12/51 .................. USD 641 454,108
1,259,200
Israel — 0.1%
State of Israel Government Bond , 5.75%
,
03/12/54 ....................... 435 416,512
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(e)
5.25% , 03/22/30 .................. EUR 100 100,434
4.88% , 01/30/32 .................. 100 92,916
193,350
Mexico — 0.7%
United Mexican States
8.50% , 03/01/29 .................. MXN 231 1,345,591
8.50% , 05/31/29 .................. 407 2,375,084
2.66% , 05/24/31 .................. USD 1,158 965,772
6.35% , 02/09/35 .................. 200 206,625
8.50% , 11/18/38 .................. MXN 39 218,672
4.50% , 01/31/50 .................. USD 1,251 986,414
6,098,158
Oman — 0.0%
Oman Government Bond , 6.50%
,
03/08/47
(e)
. 200 201,625
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 .................. 347 316,204
3.16% , 01/23/30 .................. 215 178,517
6.40% , 02/14/35 .................. 200 188,600
4.50% , 04/01/56 .................. 718 464,905
1,148,226

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru
6.35% , 08/12/28
(e)
................. PEN 605 $ 166,554
5.94% , 02/12/29
(e)
................. 562 150,247
6.95% , 08/12/31
(e)
................. 1,251 336,997
1.86% , 12/01/32 .................. USD 29 22,140
3.55% , 03/10/51 .................. 576 415,008
1,090,946
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 .................. 516 481,009
3.20% , 07/06/46 .................. 629 452,290
933,299
Poland — 0.1%
Republic of Poland , 2.75%
,
10/25/29 ....... PLN 1,703 375,033
Romania — 0.0%
Romania Government Bond , 5.25%
,
11/25/27
(b)
USD 200 197,187
Russia — 0.0%
Russian Federation , 6.10%
,
01/01/51
(g) (h)
.... RUB 13,759 67,030
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia , 5.00%
,
01/18/53
(b)
. USD 200 179,000
South Africa — 0.0%
Republic of South Africa , 7.00%
,
02/28/31 ... ZAR 7,661 325,246
Ukraine — 0.0%
Ukraine Government Bond
(e)(g)(h)
7.75% , 09/01/29 .................. USD 100 33,000
7.75% , 08/01/41
(a)
................. 116 64,090
97,090
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. 179 177,194
5.10% , 06/18/50 .................. 234 226,114
403,308
Total Foreign Government Obligations — 2 .9%
(Cost: $ 24,910,217 ) ............................... 24,044,329
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A
(l)
....................... 14,408,518 135,295,982
Total Investment Companies — 16 .1%
(Cost: $ 144,284,000 ) .............................. 135,295,982
Par (000)
Par (000)
Municipal Bonds
California — 0 .4%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 .................. 290 348,030
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 .......... 110 124,178
Los Angeles Unified School District , Series
2010RY , GO , 6.76% , 07/01/34 ......... 500 550,641
State of California
Series 2018 , GO , 4.60% , 04/01/38 ...... 1,215 1,173,637
Series 2009 , GO , 7.55% , 04/01/39 ...... 65 79,612
Security
Par (000)
Par (000) Value
California (continued)
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 ................. USD 75 $ 69,558
2,345,656
Georgia — 0 .0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 ......... 53 60,114
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 .................. 775 768,485
Louisiana — 0 .1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A , RB ,
4.15% , 02/01/33 .................. 620 601,355
New Jersey — 0 .1%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ............... 237 284,985
New York — 0 .0%
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 .......... 195 214,633
New York City Municipal Water Finance
Authority
Series 2010EE , RB , 6.01% , 06/15/42 .... 105 112,674
Series 2011CC , RB , 5.88% , 06/15/44 .... 155 163,747
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 .......... 60 59,995
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 ... 120 129,353
Series 2014-181 , RB , 4.96% , 08/01/46 ... 195 191,413
871,815
Ohio — 0 .0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ............... 135 180,628
Texas — 0 .0%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ..... 215 226,511
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 215 222,341
448,852
Total Municipal Bonds — 0 .7%
(Cost: $ 6,165,216 ) ............................... 5,561,890
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 5.42%, 06/25/35
(a)
..... 90 74,740
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 6.09%, 02/25/36
(a)
......... 13 11,214
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 48 23,103
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 8 3,518
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.82%, 11/25/46
(a)
49 38,052

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA16, Class A4C, (1-mo. CME
Term SOFR at 0.34% Floor + 0.79%),
6.12%, 10/25/46
(a)
............... USD 117 $ 82,670
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.19% Floor + 0.49%),
5.82%, 07/25/46
(a)
............... 6 5,386
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
5.90%, 11/25/36
(a)
............... 55 44,527
Series 2006-OC7, Class 2A3, (1-mo. CME
Term SOFR at 0.50% Floor + 0.61%),
5.94%, 07/25/46
(a)
............... 57 47,927
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 9 4,197
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.72%, 04/25/47
(a)
............... 12 10,721
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 6.03%, 10/25/46 .......... 41 26,996
Series 2006-4, Class 1A12, (1-mo. CME
Term SOFR at 0.32% Floor + 0.32%),
5.65%, 10/25/46 ................ 48 24,794
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 5.79%,
02/25/47 ..................... 49 18,023
Angel Oak Mortgage Trust, Series 2023-7,
Class A1, 4.80%, 11/25/67
(b) (d)
......... 261 252,516
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.01%, 07/31/57 281 108,821
Series 2016-3, Class 3A, (1-mo. CME Term
SOFR at 2.85% Floor + 2.96%), 8.29%,
09/27/46 ..................... 8 8,172
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 120 36,679
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ..................... 50 49,030
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. CME
Term SOFR at 0.28% Floor and 11.00%
Cap + 0.39%), 5.72%, 08/25/36 ...... 12 11,296
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.17% Floor and 10.50%
Cap + 0.45%), 5.78%, 03/25/37 ...... 66 60,023
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.58%, 03/25/37 ...... 9 7,644
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.20% Floor and 10.50%
Cap + 0.51%), 5.84%, 09/25/47 ...... 29 25,679
Series 2007-AR4, Class 2A1, (1-mo. CME
Term SOFR at 0.21% Floor and 10.50%
Cap + 0.32%), 5.65%, 06/25/37 ...... 9 8,694
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 654 268,994
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.05%, 04/25/46
(a)
......... 128 38,632
Series 2006-OA5, Class 3A1, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
5.84%, 04/25/46
(a)
............... 13 12,255
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-15, Class 2A2, 6.50%, 09/25/37 USD 174 $ 62,256
Series 2007-9, Class A1, 5.75%, 07/25/37 . 57 28,460
Series 2007-9, Class A11, 5.75%, 07/25/37 31 15,550
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 35 30,611
Series 2008-2, Class 1A1, 6.50%, 06/25/38 53 40,719
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 281 109,726
Cross Mortgage Trust, Series 2023-H2, Class
A1A, 7.13%, 11/25/68
(b) (d)
............ 142 144,345
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 6.25%, 11/25/35
(a)
.. 41 8,976
CSMC Trust
(a)(b)
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ..................... 168 156,797
Series 2022-NQM6, Class PT, 8.95%,
12/25/67 ..................... 313 316,606
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class A2A, (1-mo.
CME Term SOFR at 0.17% Floor + 0.45%),
5.78%, 08/25/47
(a)
................. 88 77,792
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, (1-mo. LIBOR
USD + 0.00%), 6.36%, 07/25/36
(a)
...... 7 5,587
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
7.09%, 03/25/36
(a)
................. 12 10,592
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
5.79%, 01/25/35 ................ 29 24,995
Series 2005-RP2, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
5.79%, 03/25/35 ................ 33 29,787
Series 2006-RP1, Class 1AF1, (1-mo. CME
Term SOFR at 0.35% Floor and 9.15%
Cap + 0.46%), 5.79%, 01/25/36 ...... 27 21,411
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 2 2,391
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (1-mo. CME Term SOFR
at 0.25% Floor and 10.00% Cap + 0.61%),
5.69%, 07/19/47
(a)
................. 80 72,502
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (d)
... 97 95,822
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 3.75%,
09/25/37 ..................... 65 42,587
Series 2007-FLX5, Class 2A2, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
5.68%, 08/25/37 ................ 72 62,243
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 7.19%, 08/25/37
(a) (b)
......... 14 5,272
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (1-mo. CME
Term SOFR at 0.21% Floor + 0.53%),
5.86%, 04/25/37
(a)
................. 88 69,884
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD
at 0.34% Floor and 9.00% Cap + 0.34%),
5.78%, 04/16/36
(a) (b)
................ 177 169,703

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (b)
.. USD 31 $ 29,945
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.42% Floor + 0.95%),
6.28%, 06/25/37
(a)
................. 10 7,699
PRPM LLC
(b)
Series 2022-1, Class A1, 3.72%, 02/25/27
(d)
714 693,557
Series 2023-1, Class A1, 6.88%, 02/25/28
(a)
336 337,952
RALI Trust, Series 2007-QH9, Class A1, 6.42%,
11/25/37
(a)
...................... 20 15,676
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (1-mo. CME Term SOFR
at 0.40% Floor and 9.50% Cap + 0.51%),
5.84%, 09/25/35
(a) (b)
................ 2 1,975
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 3.14%, 05/25/57
(a)
.... 19 7,622
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.96%,
04/25/36
(a)
...................... 35 19,215
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.19% Floor and 10.50%
Cap + 0.49%), 5.82%, 06/25/36 ...... 53 43,910
Series 2006-AR5, Class 2A1, (1-mo. CME
Term SOFR at 0.21% Floor and 10.50%
Cap + 0.53%), 5.86%, 05/25/46 ...... 32 21,849
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 35 30,955
Series 2006-4, Class 3A1, 7.00%, 05/25/36
(d)
22 18,674
4,137,946
Commercial Mortgage-Backed Securities — 0.7%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a) (b)
.......... 200 163,659
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. CME
Term SOFR at 1.79% Floor + 1.84%),
7.15%, 09/15/34 ................ 100 92,377
Series 2017-280P, Class E, (1-mo. CME
Term SOFR at 2.37% Floor + 2.42%),
7.74%, 09/15/34 ................ 137 125,872
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.10%
Floor + 2.27%), 7.60%, 04/15/35
(a) (b)
..... 19 18,446
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2015-200P, Class F, 3.60%, 04/14/33 200 186,186
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.87%, 11/15/32 ................ 100 99,068
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.37%, 11/15/32 ................ 100 99,112
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.00%),
7.32%, 09/15/34 ................ 650 645,125
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.89%,
01/25/36 ..................... 23 20,916
Series 2005-4A, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.79%),
6.12%, 01/25/36 ................ 16 15,457
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.54% Floor + 0.65%), 5.98%,
04/25/36 ..................... USD 6 $ 5,119
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.49%), 5.82%,
10/25/36 ..................... 8 7,339
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.89%,
10/25/36 ..................... 6 6,130
Series 2007-2A, Class A1, (1-mo. CME Term
SOFR at 0.27% Floor + 0.52%), 5.85%,
07/25/37 ..................... 16 14,188
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.79%), 6.12%,
09/25/37 ..................... 69 63,803
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.72%
Floor + 0.92%), 6.25%, 03/15/37
(a) (b)
..... 35 33,603
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 53 50,377
BHMS, Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.25% Floor + 1.55%),
6.87%, 07/15/35
(a) (b)
................ 140 139,817
BWAY Mortgage Trust, Series 2013-1515,
Class C, 3.45%, 03/10/33
(b)
........... 105 92,615
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%),
6.37%, 10/15/37 ................ 58 58,375
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.09%,
12/09/40 ..................... 126 126,783
Series 2023-XL3, Class D, (1-mo. CME Term
SOFR at 3.59% Floor + 3.59%), 8.91%,
12/09/40 ..................... 173 174,296
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 ..... 60 48,794
Series 2017-CC, Class E, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 ..... 110 85,047
Series 2017-GM, Class D, 3.42%, 06/13/39 200 177,752
Series 2017-GM, Class E, 3.42%, 06/13/39 50 43,604
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. CME Term
SOFR at 1.75% Floor + 2.05%), 7.37%,
12/15/37
(a) (b)
..................... 100 99,937
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 6.44%,
05/22/34
(a) (b)
..................... EUR 364 390,122
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 ............... USD 30 27,703
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 9,637
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a) (b)
..................... 126 111,749
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 4.91%, 04/10/49
(a)
.. 20 18,451
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.18%, 10/10/36
(a) (b)
..... 100 79,690
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A, (1-mo. CME
Term SOFR at 0.98% Floor + 1.03%),
6.35%, 05/15/36
(a) (b)
................ 477 476,815

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSMC Trust
(b)
Series 2017-PFHP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.00%),
6.32%, 12/15/30
(a)
............... USD 60 $ 57,402
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 65,039
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.47%, 09/09/24
(a)
............... 224 224,625
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (1-mo. LIBOR
USD + 0.00%), 3.53%, 10/10/34 ..... 210 169,452
Series 2017-BRBK, Class F, 3.53%,
10/10/34 ..................... 80 61,433
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 100 98,171
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
.. 97 67,861
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 110 93,877
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 100 99,128
Series 2017-APTS, Class EFX, 3.50%,
06/15/34
(a)
.................... 100 98,611
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2022-NXSS, Class
A, (1-mo. CME Term SOFR at 2.18% Floor +
2.18%), 7.50%, 09/15/39
(a) (b)
.......... 300 300,843
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.14%,
12/15/48
(a) (b)
..................... 100 88,722
KSL Commercial Mortgage Trust, Series 2023-
HT, Class D, (1-mo. CME Term SOFR at
4.29% Floor + 4.29%), 9.61%, 12/15/36
(a) (b)
100 100,500
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a) (b)
....... 190 120,713
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.60%, 08/19/35
(a) (b)
................ 270 270,675
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, (3-mo. LIBOR
USD + 0.00%), 4.24%, 11/25/47 ...... 52 45,140
Series 2017-2, Class M4, 5.00%, 11/25/47 . 26 21,927
Series 2024-1, Class A, 6.55%, 01/25/54 .. 214 215,797
6,007,880
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.56%,
12/15/35
(b)
...................... 15,000 103,966
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.58%, 02/15/50 ............... 1,000 15,277
BBCMS Trust, Series 2015-SRCH, Class XA,
0.88%, 08/10/35
(b)
................. 923 20,826
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 3,475 7,786
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.62%, 01/15/52 4,488 99,056
Series 2019-B9, Class XA, (1-mo. LIBOR
USD + 0.00%), 1.02%, 03/15/52 ..... 994 37,288
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.69%, 05/10/58 .... 170 2,177
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
.................... 1,916 1,068
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-CR25, Class XA, 0.79%,
08/10/48 ..................... USD 169 $ 1,345
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.17%, 11/15/50 ... 1,430 12,903
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 900 13,482
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.77%,
09/15/47 ..................... 832 203
Series 2014-C23, Class XA, 0.57%,
09/15/47 ..................... 894 799
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 28,952
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.18%, 12/15/47 130 1,545
Series 2015-C26, Class XD, 1.30%,
10/15/48 ..................... 120 2,163
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.59%,
03/15/49
(b)
.................... 1,000 26,480
Series 2017-H1, Class XD, 2.15%,
06/15/50
(b)
.................... 110 6,174
Series 2019-L2, Class XA, 1.00%, 03/15/52 373 14,396
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32
(i)
..................... 1,562 —
Series 2017-1MKT, Class XNCP, 0.12%,
02/10/32 ..................... 312 811
Wells Fargo Commercial Mortgage Trust, Series
2016-BNK1, Class XD, 1.24%, 08/15/49
(b)
. 1,000 24,004
420,701
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b) (j)
..... 111 13,215
Total Non-Agency Mortgage-Backed Securities — 1 .3%
(Cost: $ 11,626,289 ) ............................... 10,579,742
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
(g)(h)(i)
Lehman Brothers Holdings, Inc. .......... 1,025 —
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 185 —
Total Other Interests — 0.0%
(Cost: $ 12 ) .................................... —
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp.
Series 389 , Class C45 , 3.00% , 10/15/52 .. 4,247 698,428
Series 5081 , Class AI , 3.50% , 03/25/51 ... 297 55,402
Series 5196 , Class DI , 3.00% , 02/25/52 ... 462 70,992
Federal National Mortgage Association
Series 428 , Class C16 , 3.00% , 03/25/50 .. 1,728 294,048
Series 437 , Class C11 , 3.00% , 07/25/52 .. 2,396 406,290

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . USD 1,308 $ 206,739
Series 2021-78 , Class IP , 3.00% , 05/20/51 . 1,622 255,994
Series 2021-83 , Class PI , 3.00% , 05/20/51 1,383 218,590
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 1,595 252,323
Series 2022-78 , Class D , 3.00% , 08/20/51 . 1,081 169,685
Series 2022-85 , Class IK , 3.00% , 05/20/51 1,027 162,199
2,790,690
Mortgage-Backed Securities — 45.7%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... 196 184,944
3.00% , 09/01/27 - 12/01/46 ........... 743 670,990
3.50% , 02/01/31 - 01/01/48 ........... 1,424 1,328,745
4.00% , 08/01/40 - 12/01/45 ........... 118 112,375
4.50% , 02/01/39 - 04/01/49 ........... 2,076 2,025,037
5.00% , 10/01/41 - 11/01/48 ........... 88 87,907
5.50% , 02/01/35 - 06/01/41 ........... 78 79,551
Federal National Mortgage Association
4.00% , 01/01/41 .................. 7 6,655
6.00% , 07/01/39 .................. 64 65,104
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ........... 4,541 3,724,269
2.00% , 04/15/54
(n)
................. 6,645 5,442,759
2.50% , 04/20/51 - 01/20/53 ........... 7,040 5,997,277
2.50% , 04/15/54
(n)
................. 4,160 3,542,992
3.00% , 02/15/45 - 01/20/52 ........... 4,763 4,201,213
3.00% , 04/15/54
(n)
................. 3,486 3,073,463
3.50% , 01/15/42 - 11/20/46 ........... 3,193 2,947,197
3.50% , 04/15/54
(n)
................. 3,151 2,867,388
4.00% , 04/20/39 - 12/20/47 ........... 790 752,948
4.00% , 04/15/54
(n)
................. 3,449 3,226,724
4.50% , 12/20/39 - 07/20/49 ........... 627 610,854
4.50% , 04/15/54
(n)
................. 33 31,707
5.00% , 12/15/38 - 07/20/44 ........... 55 55,010
5.00% , 04/15/54
(n)
................. 3,470 3,410,166
6.00% , 04/15/54
(n)
................. 2,401 2,421,985
6.50% , 04/15/54
(n)
................. 1,989 2,022,162
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 03/01/51 ........... 11,694 9,491,176
1.50% , 04/25/39 - 04/25/54
(n)
.......... 861 664,921
2.00% , 10/01/31 - 03/01/52 ........... 45,850 37,409,909
2.00% , 04/25/39 - 04/25/54
(n)
.......... 11,610 9,336,524
2.50% , 09/01/27 - 04/01/52
(o)
.......... 42,043 35,520,908
2.50% , 04/25/39
(n)
................. 1,386 1,260,579
3.00% , 04/01/28 - 08/01/52 ........... 16,490 14,574,819
3.00% , 04/25/39 - 04/25/54
(n)
.......... 5,776 4,996,887
3.50% , 03/01/29 - 01/01/51 ........... 10,129 9,231,174
3.50% , 04/25/39 - 04/25/54
(n)
.......... 25,474 22,802,267
4.00% , 08/01/31 - 06/01/52 ........... 22,638 21,310,556
4.00% , 04/25/39 - 04/25/54
(n)
.......... 3,710 3,449,954
4.50% , 02/01/25 - 08/01/52 ........... 6,581 6,407,148
4.50% , 04/25/39 - 04/25/54
(n)
.......... 17,710 16,886,290
5.00% , 02/01/35 - 04/01/53 ........... 5,235 5,147,706
5.00% , 04/25/54
(n)
................. 20,560 20,059,703
5.50% , 02/01/35 - 08/01/53 ........... 4,976 4,969,657
5.50% , 04/25/54
(n)
................. 53,395 53,129,685
6.00% , 04/01/35 - 01/01/54 ........... 7,280 7,373,030
6.50% , 05/01/40 - 02/01/54 ........... 4,522 4,648,283
6.50% , 04/25/54
(n)
................. 13,902 14,202,536
7.00% , 12/01/53 - 01/01/54 ........... 3,035 3,133,358
7.00% , 04/25/54 - 05/25/54
(n)
.......... 26,023 26,804,089
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
7.50% , 12/01/53 - 01/01/54 ........... USD 399 $ 415,756
382,116,337
Total U.S. Government Sponsored Agency Securities — 46 .0%
(Cost: $ 401,659,077 ) .............................. 384,907,027
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 ........... 803 792,981
4.50% , 08/15/39 .................. 3,777 3,869,700
4.38% , 11/15/39 - 05/15/41 ........... 3,090 3,098,462
4.63% , 02/15/40 .................. 402 416,510
1.13% , 05/15/40 - 08/15/40 ........... 3,606 2,242,622
3.88% , 08/15/40 - 02/15/43 ........... 4,764 4,411,653
1.38% , 11/15/40 - 08/15/50 ........... 4,345 2,501,808
4.75% , 02/15/41 - 11/15/53 ........... 5,824 6,180,190
2.00% , 11/15/41 .................. 1,270 890,984
2.38% , 02/15/42 - 05/15/51 ........... 4,569 3,190,234
3.00% , 05/15/42 - 08/15/52
(p)
.......... 12,267 9,616,601
4.00% , 11/15/42 - 11/15/52 ........... 3,463 3,259,170
3.13% , 02/15/43 - 08/15/44 ........... 2,303 1,891,061
2.88% , 05/15/43 - 05/15/49 ........... 3,195 2,496,811
3.63% , 08/15/43 - 05/15/53 ........... 8,781 7,738,375
3.75% , 11/15/43 .................. 2,303 2,083,225
2.50% , 02/15/45 .................. 4,580 3,348,946
2.75% , 11/15/47 .................. 4,580 3,422,119
2.25% , 08/15/49 - 02/15/52 ........... 4,084 2,721,908
1.63% , 11/15/50 .................. 1,951 1,101,652
1.88% , 02/15/51 - 11/15/51 ........... 3,139 1,884,693
4.13% , 08/15/53 .................. 730 701,598
U.S. Treasury Inflation Linked Notes ,
2.38% , 10/15/28 .................. 18,973 19,412,108
U.S. Treasury Notes
1.50% , 02/15/25 - 02/15/30 ........... 3,138 2,879,861
2.00% , 02/15/25 - 11/15/26 ........... 2,430 2,322,522
2.63% , 04/15/25 - 02/15/29 ........... 4,084 3,964,576
0.38% , 04/30/25 - 09/30/27 ........... 8,464 7,911,568
2.13% , 05/15/25 .................. 1,044 1,011,742
0.25% , 06/30/25 - 07/31/25 ........... 6,952 6,551,491
4.00% , 12/15/25 - 02/15/34 ........... 20,628 20,348,324
0.50% , 02/28/26 - 08/31/27 ........... 11,200 10,027,796
0.75% , 03/31/26 - 05/31/26 ........... 8,637 7,979,475
0.88% , 06/30/26 .................. 3,620 3,337,753
4.50% , 07/15/26 .................. 3,972 3,966,104
0.63% , 07/31/26 .................. 2,268 2,072,739
1.63% , 11/30/26 - 05/15/31 ........... 8,936 7,922,259
2.38% , 05/15/27 - 05/15/29 ........... 2,273 2,114,068
2.25% , 08/15/27 .................. 3,486 3,254,916
3.88% , 11/30/27 - 12/31/29
(p)
.......... 10,310 10,129,824
3.63% , 03/31/28 .................. 4,233 4,126,806
1.25% , 09/30/28 - 08/15/31 ........... 11,712 9,823,293
3.13% , 11/15/28 .................. 1,084 1,032,468
1.75% , 01/31/29 .................. 67 59,761
1.88% , 02/28/29 - 02/15/32 ........... 191 165,113
3.75% , 05/31/30 .................. 3,809 3,708,676
4.88% , 10/31/30 .................. 4,115 4,264,962
2.88% , 05/15/32 .................. 714 647,808
Total U.S. Treasury Obligations — 24 .7%
(Cost: $ 220,172,600 ) .............................. 206,897,316
Total Long-Term Investments — 120.2%
(Cost: $ 1,048,165,298 ) ............................ 1,006,433,808

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.1%
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills , 34.87%
,
03/18/25
(q)
...................... EGP 5,450 $ 91,436
Mexico — 0.1%
United Mexican States Treasury Bills , 13.54%
,
11/28/24
(q)
...................... MXN 1,282 717,247
Total Foreign Government Obligations — 0 .1%
(Cost: $ 737,863 ) ................................. 808,683
Shares
Shares
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(l) (r)
................... 11,752,678 11,752,678
Total Money Market Funds — 1 .4%
(Cost: $ 11,752,678 ) ............................... 11,752,678
Total Short-Term Securities — 1.5%
(Cost: $ 12,490,541 ) ............................... 12,561,361
Total Options Purchased — 0 .0%
( Cost: $ 314,037 ) ................................. 316,895
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 121 .7%
(Cost: $ 1,060,969,876 ) ............................ 1,019,312,064
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (809,895) ) .................... (688,548)
Par (000)
Pa r (000)
TBA Sale Commitments
(n)
Mortgage-Backed Securities — ( 13 .5 ) %
Government National Mortgage Association
2.00% , 04/15/54 .................. USD (136) (111,399)
3.00% , 04/15/54 .................. (88) (77,596)
3.50% , 04/15/54 .................. (98) (89,168)
4.00% , 04/15/54 .................. (62) (58,013)
4.50% , 04/15/54 .................. (2,916) (2,801,777)
5.50% , 04/15/54 .................. (2,760) (2,757,408)
6.00% , 04/15/54 .................. (51) (51,446)
6.50% , 04/15/54 .................. (52) (52,867)
Uniform Mortgage-Backed Securities
1.50% , 04/25/39 - 04/25/54 ........... (101) (81,798)
2.00% , 04/25/39 - 04/25/54 ........... (451) (365,671)
2.50% , 04/25/39 - 04/25/54 ........... (4,532) (3,749,353)
3.00% , 04/25/39 - 04/25/54 ........... (184) (159,969)
3.50% , 04/25/39 - 05/25/54 ........... (6,757) (6,052,064)
4.00% , 04/25/39 - 05/25/54 ........... (14,061) (13,021,759)
4.50% , 04/25/39 - 04/25/54 ........... (1,376) (1,310,613)
5.00% , 04/25/54 .................. (10,396) (10,142,994)
5.50% , 04/25/54 .................. (31,485) (31,328,717)
6.00% , 04/25/54 .................. (1,592) (1,605,989)
6.50% , 04/25/54 - 05/25/54 ........... (31,847) (32,527,020)
7.00% , 04/25/54 .................. (6,600) (6,802,693)
Total TBA Sale Commitments — ( 13 .5 ) %
(Proceeds: $ (113,121,020) ) ......................... (113,148,314)
Security
Par (000)
Par (000) Value
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Bonds , 2.88% , 05/15/49 ..... USD (803) $ (610,813)
Total U.S. Treasury Obligations — (0.0) %
(Proceeds: $ (891,378) ) ............................
(610,813)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (891,378) ) ............................ (610,813)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 108 .1%
(Cost: $ 946,147,583 ) .............................. 904,864,389
Liabilities in Excess of Other Assets — (8.1) % ............. (67,573,303)
Net Assets — 100.0% ...............................
$ 837,291,086

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Rounds to less than 1,000.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Perpetual security with no stated maturity date.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Zero-coupon bond.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Affiliate of the Fund.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Represents or includes a TBA transaction.
(o)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(p)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(q)
Rates are discount rates or a range of discount rates as of period end.
(r)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 19,602,803 $ — $ (7,850,125)
(a)
$ — $ — $ 11,752,678 11,752,678 $ 266,760 $ —
BlackRock Allocation Target
Shares - BATS Series A .. 134,287,385 — — — 1,008,597 135,295,982 14,408,518 2,111,011 —
$ — $ 1,008,597 $ 147,048,660 $ 2,377,771 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 7 06/06/24 $ 899 $ (2,117)
U.S. Treasury Long Bond ..................................................... 89 06/18/24 10,719 106,063
U.S. Treasury Ultra Bond ..................................................... 7 06/18/24 903 318
Long Gilt ................................................................ 4 06/26/24 505 1,795
U.S. Treasury 2-Year Note .................................................... 189 06/28/24 38,648 1,089
U.S. Treasury 5-Year Note .................................................... 427 06/28/24 45,696 42,581
3-mo. EURIBOR .......................................................... 13 09/16/24 3,390 (606)
3-mo. SONIA Index ......................................................... 29 03/18/25 8,748 (200)
3-mo. SONIA Index ......................................................... 11 12/16/25 3,339 (1,876)
147,047
Short Contracts
Euro-Bobl ............................................................... 18 06/06/24 2,296 (193)
Euro-Bund .............................................................. 53 06/06/24 7,627 (36,373)
U.S. Treasury 10-Year Note ................................................... 45 06/18/24 4,986 (996)
U.S. Treasury 10-Year Ultra Note ............................................... 258 06/18/24 29,569 (109,998)
3-mo. SONIA Index ......................................................... 11 12/17/24 3,308 1,627
3-mo. EURIBOR .......................................................... 13 09/15/25 3,420 203
(145,730)
$ 1,317
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 319,000 BRL 1,588,301 Goldman Sachs International 04/02/24 $ 2,315
PEN 60,651 USD 16,302 Deutsche Bank AG 04/05/24 2
USD 87,056 EUR 79,897 Deutsche Bank AG 04/05/24 850
USD 334,404 ZAR 6,250,567 Deutsche Bank AG 04/05/24 4,460
USD 478,416 IDR 7,456,595,567 Bank of America NA 04/19/24 8,882
USD 152,323 IDR 2,376,842,715 Deutsche Bank AG 04/19/24 2,656
USD 536,127 EUR 491,745 Deutsche Bank AG 04/22/24 5,185
USD 382,155 PLN 1,511,548 Morgan Stanley & Co. International plc 04/22/24 3,793
AUD 48,091 EUR 29,000 Morgan Stanley & Co. International plc 04/24/24 44
COP 318,265,600 GBP 64,000 Morgan Stanley & Co. International plc 04/24/24 1,235
COP 285,296,410 USD 73,000 Barclays Bank plc 04/24/24 526
COP 163,002,000 USD 42,000 Standard Chartered Bank 04/24/24 9
HUF 19,823,500 EUR 50,000 UBS AG 04/24/24 234
MXN 702,948 USD 42,000 Barclays Bank plc 04/24/24 140
MXN 6,254,479 USD 371,000 Morgan Stanley & Co. International plc 04/24/24 3,941
USD 167,000 CHF 147,719 Deutsche Bank AG 04/24/24 2,804
USD 122,000 CNY 876,631 UBS AG 04/24/24 1,205
USD 80,000 CZK 1,852,700 Morgan Stanley & Co. International plc 04/24/24 1,021
USD 367,433 EUR 337,000 JPMorgan Chase Bank NA 04/24/24 3,541
USD 94,000 JPY 13,949,141 Morgan Stanley & Co. International plc 04/24/24 1,544
USD 63,000 NOK 668,387 BNP Paribas SA 04/24/24 1,400
USD 84,000 SEK 888,770 HSBC Bank plc 04/24/24 895
USD 148,000 TWD 4,677,540 Citibank NA 04/24/24 1,813
USD 63,000 ZAR 1,194,089 BNP Paribas SA 04/24/24 64
ZAR 1,490,965 EUR 72,000 Morgan Stanley & Co. International plc 04/24/24 838
ZAR 3,152,108 USD 166,000 Citibank NA 04/24/24 136
USD 16,280 EUR 14,818 Deutsche Bank AG 05/16/24 265
USD 169,342 PEN 625,680 BNP Paribas SA 05/16/24 1,291
USD 153,611 PEN 568,513 Citibank NA 05/16/24 914
USD 511,830 CZK 11,949,191 Citibank NA 06/04/24 2,373
USD 379,262 EUR 350,000 BNP Paribas SA 06/20/24 440

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,651,553 EUR 4,258,400 Deutsche Bank AG 06/20/24 $ 42,474
USD 741,556 EUR 680,000 HSBC Bank plc 06/20/24 5,558
USD 1,500,774 EUR 1,377,000 Morgan Stanley & Co. International plc 06/20/24 10,378
USD 208,244 EUR 190,000 Standard Chartered Bank 06/20/24 2,598
USD 5,503,815 EUR 5,037,305 Toronto Dominion Bank 06/20/24 51,688
USD 5,388,681 EUR 4,927,695 UBS AG 06/20/24 55,191
USD 701,417 GBP 550,000 Morgan Stanley & Co. International plc 06/20/24 6,942
USD 108,762 JPY 16,149,000 Morgan Stanley & Co. International plc 06/20/24 766
USD 191,632 EUR 176,419 Morgan Stanley & Co. International plc 07/02/24 585
USD 328,317 ZAR 6,250,567 Toronto Dominion Bank 07/02/24 819
COP 223,738,480 USD 52,530 Barclays Bank plc 08/15/24 4,098
COP 575,327,520 USD 133,051 BNP Paribas SA 08/15/24 12,566
COP 805,965,000 USD 186,437 Morgan Stanley & Co. International plc 08/15/24 17,555
USD 196,655 BRL 999,717 Morgan Stanley & Co. International plc 10/02/24 809
COP 1,647,869,000 USD 396,136 BNP Paribas SA 10/23/24 16,666
USD 205,000 CNY 1,436,435 Morgan Stanley & Co. International plc 01/27/25 3,496
COP 818,109,000 USD 197,230 HSBC Bank plc 02/24/25 4,325
291,330
BRL 1,276,536 USD 256,000 Deutsche Bank AG 04/02/24 (1,477)
BRL 949,147 USD 190,000 Morgan Stanley & Co. International plc 04/02/24 (754)
BRL 314,244 USD 63,000 UBS AG 04/02/24 (344)
USD 181,169 BRL 949,147 JPMorgan Chase Bank NA 04/02/24 (8,077)
EUR 176,419 USD 190,941 Morgan Stanley & Co. International plc 04/05/24 (589)
USD 104,082 EUR 96,523 Deutsche Bank AG 04/05/24 (64)
USD 372,947 PEN 1,420,805 Citibank NA 04/05/24 (8,990)
ZAR 6,250,566 USD 330,734 Toronto Dominion Bank 04/05/24 (790)
USD 419,502 COP 1,647,869,000 Citibank NA 04/19/24 (5,525)
EUR 124,926 USD 135,376 Bank of America NA 04/22/24 (492)
EUR 123,323 USD 134,868 JPMorgan Chase Bank NA 04/22/24 (1,715)
USD 622,691 COP 2,423,140,000 Standard Chartered Bank 04/22/24 (1,997)
USD 1,458,496 MXN 25,122,444 Barclays Bank plc 04/22/24 (48,000)
AUD 95,000 USD 62,550 Goldman Sachs International 04/24/24 (604)
AUD 94,500 USD 62,119 Morgan Stanley & Co. International plc 04/24/24 (499)
CLP 44,438,547 USD 47,000 HSBC Bank plc 04/24/24 (1,675)
CLP 61,236,000 USD 63,000 Morgan Stanley & Co. International plc 04/24/24 (543)
CLP 81,711,000 USD 84,000 Standard Chartered Bank 04/24/24 (660)
CNY 324,628 USD 45,127 BNP Paribas SA 04/24/24 (395)
CNY 351,587 USD 48,873 Standard Chartered Bank 04/24/24 (426)
COP 404,355,000 USD 105,000 Societe Generale SA 04/24/24 (790)
EUR 153,000 GBP 130,960 Morgan Stanley & Co. International plc 04/24/24 (102)
EUR 76,000 MXN 1,396,842 Morgan Stanley & Co. International plc 04/24/24 (1,673)
EUR 148,000 PLN 639,829 Morgan Stanley & Co. International plc 04/24/24 (345)
EUR 77,000 USD 83,446 Barclays Bank plc 04/24/24 (302)
GBP 66,000 USD 83,416 Morgan Stanley & Co. International plc 04/24/24 (104)
HUF 54,221,241 USD 149,000 State Street Bank and Trust Co. 04/24/24 (686)
IDR 3,524,696,000 USD 224,000 Citibank NA 04/24/24 (2,082)
INR 10,124,097 USD 122,000 HSBC Bank plc 04/24/24 (658)
JPY 9,470,538 USD 63,000 Barclays Bank plc 04/24/24 (228)
JPY 18,838,851 USD 127,000 Morgan Stanley & Co. International plc 04/24/24 (2,134)
KRW 74,547,200 USD 56,000 JPMorgan Chase Bank NA 04/24/24 (704)
MYR 762,777 USD 162,000 Barclays Bank plc 04/24/24 (2,006)
NOK 659,534 EUR 57,000 Morgan Stanley & Co. International plc 04/24/24 (764)
PLN 1,591,064 USD 401,000 HSBC Bank plc 04/24/24 (2,741)
THB 3,340,095 USD 93,000 Barclays Bank plc 04/24/24 (1,296)
USD 63,000 CLP 62,218,800 BNP Paribas SA 04/24/24 (459)
USD 210,000 COP 820,715,700 Barclays Bank plc 04/24/24 (1,513)
USD 126,000 MXN 2,124,163 Morgan Stanley & Co. International plc 04/24/24 (1,338)
USD 126,000 PEN 470,043 Deutsche Bank AG 04/24/24 (302)
BRL 1,803,226 USD 361,000 Goldman Sachs International 05/03/24 (2,580)
USD 86,494 COP 339,870,241 JPMorgan Chase Bank NA 05/16/24 (771)
USD 1,113,226 COP 4,383,774,656 Morgan Stanley & Co. International plc 05/16/24 (12,355)
EUR 415,029 JPY 67,900,000 Bank of America NA 06/20/24 (4,874)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 152,914 JPY 24,990,000 Barclays Bank plc 06/20/24 $ (1,614)
EUR 190,000 USD 208,554 Barclays Bank plc 06/20/24 (2,908)
EUR 670,000 USD 731,452 HSBC Bank plc 06/20/24 (6,278)
EUR 360,000 USD 391,059 Morgan Stanley & Co. International plc 06/20/24 (1,413)
GBP 550,000 USD 698,148 Barclays Bank plc 06/20/24 (3,673)
JPY 30,000,000 EUR 185,848 HSBC Bank plc 06/20/24 (528)
JPY 62,890,000 EUR 394,007 Toronto Dominion Bank 06/20/24 (5,877)
TRY 1,471,890 USD 36,761 Barclays Bank plc 12/04/24 (2,369)
TRY 3,418,110 USD 87,906 Goldman Sachs International 12/04/24 (8,040)
TRY 2,764,000 USD 64,621 BNP Paribas SA 12/06/24 (176)
CNY 1,432,950 USD 205,000 Morgan Stanley & Co. International plc 01/27/25 (3,985)
(161,284)
$ 130,046
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch Barclays Bank plc 04/24/24 USD 1.11 USD 1.11 EUR 19 $ 858
USD Currency ............... One-Touch Barclays Bank plc 10/23/24 CNH 7.50 CNH 7.50 USD 31 3,422
4,280
Put
USD Currency ............... Down and Out Bank of America NA 06/03/24 BRL 4.85 BRL 4.71 USD 210 223
EUR Currency ............... One-Touch Bank of America NA 08/05/24 USD 1.04 USD 1.04 EUR 70 7,279
EUR Currency ............... One-Touch Bank of America NA 08/12/24 JPY 150.00 JPY 150.00 EUR 40 3,366
EUR Currency ............... Down and Out Bank of America NA 08/13/24 PLN 4.31 PLN 4.20 EUR 117 368
EUR Currency ............... One-Touch Citibank NA 09/04/24 JPY 145.00 JPY 145.00 EUR 80 3,807
USD Currency ............... One-Touch UBS AG 11/21/24 TRY 35.00 TRY 35.00 USD 10 552
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 11.50 INR 11.50 CNH 151 5,027
20,622
$ 24,902
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 2-Year Note ..................... 5 04/26/24 USD 102.00 USD 1,000 $ 1,094
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........................... Morgan Stanley & Co. International plc 04/02/24 USD 1.09 EUR 193 $ 3
USD Currency ........................... Standard Chartered Bank 04/05/24 CNH 7.20 USD 210 1,847
USD Currency ........................... Bank of America NA 04/18/24 CLP 945.00 USD 146 5,520
USD Currency ........................... Bank of America NA 04/30/24 ZAR 19.30 USD 84 783
EUR Currency ........................... BNP Paribas SA 05/29/24 USD 1.11 EUR 288 338
USD Currency ........................... Goldman Sachs International 08/15/24 ZAR 20.80 USD 208 2,467
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 23,434 209,302
220,260

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... Bank of America NA 04/03/24 KRW 1,330.00 USD 146 $ 46
USD Currency ........................... Goldman Sachs International 04/18/24 BRL 4.95 USD 146 334
EUR Currency ........................... BNP Paribas SA 05/13/24 USD 1.06 EUR 5,200 8,986
EUR Currency ........................... Bank of America NA 06/21/24 JPY 158.00 EUR 2,580 19,068
USD Currency ........................... Goldman Sachs International 12/06/24 TRY 42.50 USD 84 4,470
32,904
$ 253,164
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.33% Annual Bank of America NA 04/05/24 3.33 % USD 2,496 $ —
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Bank of America NA 04/12/24 3.28 USD 2,500 15
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.51% Annual Deutsche Bank AG 04/19/24 3.51 USD 2,465 1,211
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.43% Annual
JPMorgan Chase
Bank NA 04/26/24 3.43 USD 2,446 1,230
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.30% Annual
Morgan Stanley & Co.
International plc 08/12/24 2.30 EUR 4,140 20,553
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.00% Annual Barclays Bank plc 08/23/24 4.00 GBP 2,030 11,794
34,803
Put
10-Year Interest Rate Swap
(a)
4.13% Annual 1-day SOFR Annual Bank of America NA 04/05/24 4.13 USD 2,496 113
10-Year Interest Rate Swap
(a)
4.08% Annual 1-day SOFR Annual Bank of America NA 04/12/24 4.08 USD 2,500 1,263
10-Year Interest Rate Swap
(a)
4.31% Annual 1-day SOFR Annual Deutsche Bank AG 04/19/24 4.31 USD 2,465 319
10-Year Interest Rate Swap
(a)
4.23% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/26/24 4.23 USD 2,446 1,237
2,932
$ 37,735
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
CN H Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 12.50 INR 12.50 CN H 76 $ (1,390)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR Interest Futures ..................... 4 04/12/24 USD 94.88 USD 1,000 $ (400)
3-mo. SOFR Interest Futures ..................... 9 04/12/24 USD 95.00 USD 2,250 (3,206)
U.S. Treasury 2-Year Note ...................... 8 04/26/24 USD 101.75 USD 1,600 (750)
$ (4,356)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Bank of America NA 04/18/24 KRW 1,360.00 USD 146 $ (565)
USD Currency ............................. Bank of America NA 04/18/24 CLP 965.00 USD 209 (4,561)
EUR Currency ............................. Barclays Bank plc 04/24/24 AUD 1.66 EUR 96 (614)
USD Currency ............................. Morgan Stanley & Co. International plc 04/29/24 MXN 16.80 USD 84 (550)
USD Currency ............................. Bank of America NA 04/30/24 ZAR 19.75 USD 126 (480)
–
(6,770)
–
Put
USD Currency ............................. Bank of America NA 04/18/24 CLP 900.00 USD 146 (11)
EUR Currency ............................. Barclays Bank plc 04/24/24 AUD 1.66 EUR 96 (567)
USD Currency ............................. Morgan Stanley & Co. International plc 04/29/24 MXN 16.70 USD 84 (729)
EUR Currency ............................. BNP Paribas SA 05/13/24 USD 1.05 EUR 5,200 (4,005)
USD Currency ............................. Goldman Sachs International 08/15/24 ZAR 18.20 USD 208 (2,764)
USD Currency ............................. Goldman Sachs International 12/06/24 TRY 40.50 USD 126 (3,763)
–
(11,839)
–
$ (18,609)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.53% Annual 1-day SOFR Annual Bank of America NA 04/05/24 3.53 % USD 2,496 $ (64)
10-Year Interest Rate Swap
(a)
3.48% Annual 1-day SOFR Annual Bank of America NA 04/12/24 3.48 USD 2,500 (310)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Deutsche Bank AG 04/19/24 3.71 USD 2,465 (7,305)
10-Year Interest Rate Swap
(a)
3.63% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/26/24 3.63 USD 2,446 (5,925)
5-Year Interest Rate Swap
(a)
. 2.00% Annual 6-mo. EURIBOR Semi-Annual
Morgan Stanley & Co.
International plc 08/12/24 2.00 EUR 4,140 (8,478)
2-Year Interest Rate Swap
(a)
. 3.50% Annual 1-day SONIA Annual Barclays Bank plc 08/23/24 3.50 GBP 2,030 (4,734)
10-Year Interest Rate Swap
(a)
4.48% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4.48 USD 335 (26,445)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/17/25 3.96 USD 130 (6,615)
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual Bank of America NA 11/17/25 4.00 USD 618 (32,874)
10-Year Interest Rate Swap
(a)
3.97% Semi-Annual 1-day SOFR Annual Citibank NA 11/20/25 3.97 USD 737 (37,952)
10-Year Interest Rate Swap
(a)
3.84% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3.84 USD 726 (33,232)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Citibank NA 11/28/25 3.96 USD 434 (22,265)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/15/25 3.40 USD 163 (4,810)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/06/26 3.55 USD 818 (30,284)
10-Year Interest Rate Swap
(a)
3.59% Annual 1-day SOFR Annual Deutsche Bank AG 03/06/26 3.59 USD 582 (22,394)
10-Year Interest Rate Swap
(a)
3.54% Annual 1-day SOFR Annual Citibank NA 03/09/26 3.54 USD 928 (33,862)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual Citibank NA 03/09/26 3.55 USD 742 (27,454)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual
Goldman Sachs
International 03/11/26 3.55 USD 464 (17,197)
10-Year Interest Rate Swap
(a)
3.64% Annual 1-day SOFR Annual Bank of America NA 03/13/26 3.64 USD 775 (31,516)
(353,716)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual Bank of America NA 04/05/24 3.93 USD 2,496 (3,327)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.88% Annual Bank of America NA 04/12/24 3.88 USD 2,500 (9,177)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 04/19/24 4.11 USD 2,465 (2,014)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
JPMorgan Chase
Bank NA 04/26/24 4.03 USD 2,446 (5,189)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.85% Annual
Goldman Sachs
International 04/29/24 2.85 EUR 600 (520)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.85% Annual
JPMorgan Chase
Bank NA 04/29/24 2.85 % EUR 600 $ (520)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.84% Annual Citibank NA 06/12/24 2.84 EUR 2,010 (4,751)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.48% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4.48 USD 335 (5,689)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Deutsche Bank AG 11/17/25 3.96 USD 130 (3,822)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual Bank of America NA 11/17/25 4.00 USD 618 (17,464)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.97% Semi-Annual Citibank NA 11/20/25 3.97 USD 737 (21,576)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Semi-Annual Bank of America NA 11/28/25 3.84 USD 726 (24,090)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Citibank NA 11/28/25 3.96 USD 434 (12,912)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.40% Annual
Morgan Stanley & Co.
International plc 12/15/25 3.40 USD 163 (7,998)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual
Morgan Stanley & Co.
International plc 03/06/26 3.55 USD 818 (36,767)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.59% Annual Deutsche Bank AG 03/06/26 3.59 USD 582 (25,356)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.54% Annual Citibank NA 03/09/26 3.54 USD 928 (42,356)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Citibank NA 03/09/26 3.55 USD 742 (33,508)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual
Goldman Sachs
International 03/11/26 3.55 USD 464 (20,945)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.64% Annual Bank of America NA 03/13/26 3.64 USD 775 (32,496)
(310,477)
$ (664,193)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5.00 % Quarterly 12/20/28 USD 389 $ 46,533 $ (28,343) $ 74,876
iTraxx Europe Crossover Index Series 41.V1 . 5.00 Quarterly 06/20/29 EUR 370 (35,707) (37,145) 1,438
$ 10,826 $ (65,488) $ 76,314
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5.00 % Quarterly 06/20/29 B+ USD 14,850 $ 1,078,088 $ 1,078,088 $ —
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.25% Monthly 28-day MXIBTIIE Monthly N/A 11/07/24 MXN 19,991 $ (1,631) $ — $ (1,631)
10.95% Monthly 28-day MXIBTIIE Monthly N/A 12/03/24 MXN 20,223 (137) — (137)
10.76% Monthly 28-day MXIBTIIE Monthly N/A 01/23/25 MXN 10,262 436 — 436
4.68% Annual 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 14,812 (508) — (508)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 1,121 2,286 — 2,286
1-day ESTR At Termination 2.32% At Termination 03/13/25
(a)
03/13/26 EUR 2,020 (3,372) (518) (2,854)
1-day ESTR At Termination 2.41% At Termination 03/17/25
(a)
03/17/26 EUR 1,370 (963) (654) (309)
4.10% Annual 6-mo. PRIBOR Semi-Annual N/A 03/20/26 CZK 6,300 (257) — (257)
4.17% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 03/22/26 CAD 11,935 2,516 — 2,516
1-day SONIA At Termination 3.92% At Termination 03/24/25
(a)
03/24/26 GBP 5,870 25 4,005 (3,980)
1-day ESTR At Termination 2.50% At Termination 03/25/25
(a)
03/25/26 EUR 2,690 1,101 713 388
1-day ESTR At Termination 2.55% At Termination 03/25/25
(a)
03/25/26 EUR 3,390 3,228 3,292 (64)
1-day SONIA At Termination 3.86% At Termination 03/25/25
(a)
03/25/26 GBP 3,000 (2,276) 570 (2,846)
1-day SOFR At Termination 3.97% At Termination 03/25/25
(a)
03/25/26 USD 5,970 (3,625) 201 (3,826)
1-day SOFR Annual 4.52% Annual N/A 03/26/26 USD 8,743 (5,845) — (5,845)
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 13,514 (72) — (72)
6-mo. WIBOR Semi-Annual 5.31% Annual 06/19/24
(a)
06/19/26 PLN 1,136 245 — 245
3-mo. CD_KSDA Quarterly 3.19% Quarterly N/A 09/20/26 KRW 224,263 (550) — (550)
3-mo. CD_KSDA Quarterly 3.33% Quarterly N/A 09/20/26 KRW 220,445 21 — 21
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 220,478 228 — 228
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 220,478 218 — 218
6-mo. EURIBOR Semi-Annual 3.15% Annual N/A 07/21/28 EUR 271 9,169 — 9,169
28-day MXIBTIIE Monthly 9.69% Monthly N/A 10/25/28 MXN 4,532 8,034 — 8,034
28-day MXIBTIIE Monthly 8.67% Monthly N/A 01/18/29 MXN 4,549 (2,290) — (2,290)
3.55% Annual 1-day SONIA Annual 03/22/29
(a)
03/22/34 GBP 1,450 (5,178) (4,016) (1,162)
3.71% Annual 1-day SOFR Annual 03/26/29
(a)
03/26/34 USD 1,490 (2,670) 63 (2,733)
3.51% Annual 1-day SONIA Annual 03/26/29
(a)
03/26/34 GBP 720 (983) (159) (824)
3.72% Annual 1-day SOFR Annual 03/27/29
(a)
03/27/34 USD 740 (1,758) 372 (2,130)
3.76% Annual 1-day SOFR Annual 03/28/29
(a)
03/28/34 USD 760 (2,911) (535) (2,376)
2.58% Annual 1-day ESTR Annual 03/14/34
(a)
03/14/44 EUR 280 189 (311) 500
2.68% Annual 1-day ESTR Annual 03/23/34
(a)
03/23/44 EUR 670 (4,631) 16 (4,647)
2.68% Annual 1-day ESTR Annual 03/24/34
(a)
03/24/44 EUR 380 (2,618) (325) (2,293)
2.51% Annual 1-day ESTR Annual 04/02/24
(a)
04/02/46 EUR 80 (607) (618) 11
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 1,791 (60,948) — (60,948)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 1,791 (67,633) — (67,633)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 1,762 (69,539) — (69,539)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 895 (35,222) — (35,222)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 376 (10,774) — (10,774)
$ (259,302) $ 2,096 $ (261,398)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 2.46% At Termination 02/08/34 USD 640 $ (4,650) $ — $ (4,650)
2.21% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 02/15/34 EUR 430 279 — 279
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 02/08/44 USD 640 4,113 — 4,113

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.37% At Termination 02/15/44 EUR 430 $ (1,417) $ — $ (1,417)
$ (1,675) $ — $ (1,675)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/24 USD 170 $ (936) $ 608 $ (1,544)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 (661) 438 (1,099)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 122 (672) 445 (1,117)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 (661) 438 (1,099)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 78 (430) 279 (709)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 123 (677) 440 (1,117)
American Electric Power Co.,
Inc. ................. 1.00 Quarterly Bank of America NA 06/20/29 USD 468 (14,431) (13,473) (958)
American Electric Power Co.,
Inc. ................. 1.00 Quarterly Bank of America NA 06/20/29 USD 374 (11,516) (10,751) (765)
American Electric Power Co.,
Inc. ................. 1.00 Quarterly Goldman Sachs International 06/20/29 USD 870 (26,810) (25,029) (1,781)
American Express Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 870 (28,546) (26,694) (1,852)
Dominion Energy, Inc. ....... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 849 (18,966) (17,328) (1,638)
Federative Republic of Brazil .. 1.00 Quarterly Bank of America NA 06/20/29 USD 315 5,270 5,276 (6)
Republic of Colombia ....... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 216 7,055 7,583 (528)
Republic of South Africa ..... 1.00 Quarterly Citibank NA 06/20/29 USD 238 16,613 14,661 1,952
Republic of South Africa ..... 1.00 Quarterly Citibank NA 06/20/29 USD 225 15,700 13,856 1,844
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/29 USD 93 6,495 6,073 422
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/29 USD 150 10,476 9,981 495
Republic of Turkey ......... 1.00 Quarterly Bank of America NA 06/20/29 USD 43 3,790 3,868 (78)
Republic of Turkey ......... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 108 9,474 11,074 (1,600)
Republic of Turkey ......... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 108 9,474 11,074 (1,600)
Republic of Turkey ......... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 95 8,337 9,746 (1,409)
Republic of Turkey ......... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 167 14,976 14,976 –
United Mexican States ...... 1.00 Quarterly Bank of America NA 06/20/29 USD 732 (2,759) (2,351) (408)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 3 1 33 (32)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 99 47 1,026 (979)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,174 398 776
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD — — (107) 107
$ – $ – $ –
$ 1,817 $ 16,540 $ (14,723)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 8 $ (1,174) $ (830) $ (344)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (1,886) (744) (1,142)
$ (3,060) $ (1,574) $ (1,486)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day CLICP At Termination 4.95% At Termination
Goldman Sachs
International 04/01/26
(a)
538,853 $ — $ — $ —
10.30% At Termination 1-day IBR At Termination Citibank NA N/A 01/29/25 COP 1,330,094 927 — 927
10.18% At Termination 1-day IBR At Termination Citibank NA N/A 06/20/25 COP 1,196,483 184 — 184
8.62% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA 11/05/24
(a)
11/05/25 COP 2,014,959 (4,368) — (4,368)
1-day
BZDIOVER At Termination 10.02% At Termination HSBC Bank plc N/A 01/02/26 BRL 1,794 (3,147) — (3,147)
1-day
BZDIOVER At Termination 10.14% At Termination
Goldman Sachs
International N/A 01/02/26 BRL 563 (684) — (684)
1-day
BZDIOVER At Termination 10.62% At Termination Citibank NA N/A 01/02/26 BRL 2,405 4,320 — 4,320
1-day
BZDIOVER At Termination 11.78% At Termination Citibank NA N/A 01/02/26 BRL 1,446 7,692 — 7,692
1-day
BZDIOVER At Termination 11.84% At Termination Citibank NA N/A 01/02/26 BRL 1,373 7,753 — 7,753
1-day
BZDIOVER At Termination 9.65% At Termination Citibank NA N/A 01/02/26 BRL 2,878 (3,479) — (3,479)
1-day CLICP At Termination 4.88% At Termination
JPMorgan Chase Bank
NA 04/01/25
(a)
04/01/26 CLP 541,044 — — —
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,892 (3,944) — (3,944)
4.92% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 04/01/26
(a)
04/01/28 CLP 290,432 74 — 74
4.99% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 04/01/26
(a)
04/01/28 CLP 302,575 — — —
$ 5,328 $ — $ 5,328
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.02
1-day ESTR ......................................... Euro Short-Term Rate 3.90
1-day IBR ........................................... Colombian Reference Banking Indicator 11.39
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5.05
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32
1-day SONIA ......................................... Sterling Overnight Index Average 5.19
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.25
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.64
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.35
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5.61
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.85
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5.23
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.76

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 24,505,251 $ — $ 24,505,251
Corporate Bonds
Aerospace & Defense .................................... — 9,741,153 — 9,741,153
Automobiles .......................................... — 187,900 — 187,900
Banks ............................................... — 27,788,686 3,000 27,791,686
Biotechnology ......................................... — 6,779,512 — 6,779,512
Capital Markets ........................................ — 31,277,600 — 31,277,600
Chemicals ............................................ — 643,573 — 643,573
Commercial Services & Supplies ............................. — 523,487 — 523,487
Communications Equipment ................................ — 1,879,115 — 1,879,115
Consumer Finance ...................................... — 430,365 — 430,365
Consumer Staples Distribution & Retail ........................ — 114,104 — 114,104
Containers & Packaging .................................. — 480,390 — 480,390
Diversified REITs ....................................... — 5,570,622 — 5,570,622
Diversified Telecommunication Services ........................ — 7,097,915 — 7,097,915
Electric Utilities ........................................ — 19,437,314 — 19,437,314
Financial Services ...................................... — 408,428 — 408,428
Food Products ......................................... — 566,078 — 566,078
Gas Utilities ........................................... — 596,500 — 596,500
Ground Transportation ................................... — 1,407,114 — 1,407,114
Health Care Equipment & Supplies ........................... — 734,899 — 734,899
Health Care Providers & Services ............................ — 7,639,512 — 7,639,512
Hotels, Restaurants & Leisure .............................. — 3,971,944 — 3,971,944
Insurance ............................................ — 1,524,117 — 1,524,117
Interactive Media & Services ............................... — 691,436 — 691,436
Life Sciences Tools & Services .............................. — 972,616 — 972,616
Machinery ............................................ — 252,235 — 252,235
Media ............................................... — 3,443,962 — 3,443,962
Metals & Mining ........................................ — 3,003,409 — 3,003,409
Multi-Utilities .......................................... — 3,562,856 — 3,562,856
Oil, Gas & Consumable Fuels ............................... — 41,312,910 — 41,312,910
Passenger Airlines ...................................... — 479,105 — 479,105
Pharmaceuticals ....................................... — 3,029,122 — 3,029,122
Real Estate Management & Development ....................... — 3,000 — 3,000
Retail REITs .......................................... — 741,554 — 741,554
Semiconductors & Semiconductor Equipment .................... — 2,325,359 — 2,325,359
Software ............................................. — 2,171,270 — 2,171,270

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Specialized REITs ...................................... $ — $ 4,911,713 $ — $ 4,911,713
Specialty Retail ........................................ — 893,829 — 893,829
Technology Hardware, Storage & Peripherals .................... — 1,075,736 — 1,075,736
Tobacco ............................................. — 3,572,128 — 3,572,128
Wireless Telecommunication Services ......................... — 9,473,008 — 9,473,008
Fixed Rate Loan Interests ................................... — — 222,000 222,000
Floating Rate Loan Interests
Financial Services ...................................... — — 27,580 27,580
Household Durables ..................................... — 70,904 — 70,904
Media ............................................... — 174 — 174
Oil, Gas & Consumable Fuels ............................... — — 154,500 154,500
Foreign Agency Obligations ................................. — 3,448,537 — 3,448,537
Foreign Government Obligations .............................. — 24,044,329 — 24,044,329
Investment Companies .................................... 135,295,982 — — 135,295,982
Municipal Bonds ......................................... — 5,561,890 — 5,561,890
Non-Agency Mortgage-Backed Securities ........................ — 10,579,742 — 10,579,742
Other Interests .......................................... — — — —
U.S. Government Sponsored Agency Securities .................... — 384,907,027 — 384,907,027
U.S. Treasury Obligations ................................... — 206,897,316 — 206,897,316
Short-Term Securities
Foreign Government Obligations .............................. — 808,683 — 808,683
Money Market Funds ...................................... 11,752,678 — — 11,752,678
Options Purchased
Foreign currency exchange contracts ........................... — 278,066 — 278,066
Interest rate contracts ...................................... 1,094 37,735 — 38,829
Liabilities
Investments
TBA Sale Commitments .................................... — (113,148,314) — (113,148,314)
Investment Sold Short
U.S. Treasury Obligations ................................... — (610,813) — (610,813)
$ 147,049,754 $ 758,096,103 $ 407,080 $ 905,552,937
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 81,910 $ — $ 81,910
Foreign currency exchange contracts ............................ — 291,330 — 291,330
Interest rate contracts ....................................... 153,676 45,002 — 198,678
Other contracts ........................................... — 4,392 — 4,392
Liabilities
Credit contracts ........................................... — (21,805) — (21,805)
Foreign currency exchange contracts ............................ — (181,283) — (181,283)
Interest rate contracts ....................................... (156,715) (965,265) — (1,121,980)
Other contracts ........................................... — (6,067) — (6,067)
$ (3,039) $ (751,786) $ — $ (754,825)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Total Return V.I. Fund

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PEN Peruvian Sol
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
ESTR Euro Short-Term Rate
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
REPO_CORRA Canadian Overnight Repo Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate